          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2004
                                                      REGISTRATION NO. 333-03093
                                                               AND NO. 811-10361


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                           REGISTRATION STATEMENT UNDER            / /

                            THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.             / /

                          POST-EFFECTIVE AMENDMENT NO. 18          /X/

                                       AND

                           REGISTRATION STATEMENT UNDER            / /

                       THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 19                  /X/

             JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

     It is proposed that this filing will become effective:

        / /  immediately upon filing pursuant to paragraph (b) of Rule 485

        /X/  on May 1, 2004 pursuant to paragraph (b) of Rule 485

        / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        / /  on        , pursuant to paragraph (a)(1) of Rule 485

     If appropriate check the following box:

        / / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                     PART A
                                   PROSPECTUS

                                                                   [CLIENT LOGO]
--------------------------------------------------------------------------------

                                  THE ADVISOR
   INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT--FLEXIBLE PURCHASE PAYMENTS

                                   ISSUED BY

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                      AND
            JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

  This prospectus describes The Advisor individual deferred variable annuity contract (the "Contract") offered by Jefferson National Life Insurance Company ("We, Us, Our, Jefferson National"). The Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. Please be aware that only your Financial Representative may give us directions to allocate Purchase Payments or transfer amounts to the Sub-accounts or to the Fixed Account.

  The Contract is sold only to individuals who wish to accumulate assets by engaging in strategic asset allocation, tactical asset allocation or sector rotating investing with the assistance of a professional money manager.

  The Contract has a variety of Investment Options, which include the Fixed Account and several Sub-accounts that invest in the Investment Portfolios listed below.

  The Fixed Account offers interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain the Fixed Account Investment Option.

  You can put money in any of the Sub-accounts. The Investment Options, which are provided through the Jefferson National Life Advisor Variable Annuity Account (a separate account of Jefferson National, the "Separate Account"), are separate Investment Portfolios ("Investment Portfolios") of Rydex Variable Trust, which are managed by Rydex Global Advisors. Through the Sub-accounts of the Separate Account, You can invest in the following Investment Portfolios of Rydex Variable Trust:

RYDEX VARIABLE TRUST

MANAGED BY RYDEX GLOBAL ADVISORS

  - Rydex Arktos Fund

  - Rydex Banking Fund

  - Rydex Basic Materials Fund

  - Rydex Biotechnology Fund

  - Rydex Consumer Products Fund

  - Rydex Electronics Fund

  - Rydex Energy Fund

  - Rydex Energy Services Fund

  - Rydex Financial Services Fund

  - Rydex Health Care Fund

  - Rydex Internet Fund

  - Rydex Inverse Dynamic Dow 30 Fund

  - Rydex Inverse Mid-Cap Fund

  - Rydex Inverse Small-Cap Fund

  - Rydex Juno Fund

  - Rydex Large-Cap Europe Fund

  - Rydex Large-Cap Japan Fund

  - Rydex Large-Cap Growth Fund

  - Rydex Large-Cap Value Fund

  - Rydex Leisure Fund

  - Rydex Long Dynamic Dow 30 Fund

  - Rydex Medius Fund

  - Rydex Mekros Fund

  - Rydex Mid-Cap Growth Fund

  - Rydex Mid-Cap Value Fund

  - Rydex Nova Fund

  - Rydex OTC Fund

  - Rydex Precious Metals Fund

  - Rydex Real Estate Sector Fund

  - Rydex Retailing Fund

  - Rydex Sector Rotation Fund

  - Rydex Small-Cap Growth Fund

  - Rydex Small-Cap Value Fund

  - Rydex Technology Fund

  - Rydex Telecommunications Fund

  - Rydex Titan 500 Fund

  - Rydex Transportation Fund

  - Rydex Ursa Fund

  - Rydex U.S. Government Bond Fund

  - Rydex U.S. Government Money Market Fund

  - Rydex Utilities Fund

  - Rydex Velocity 100 Fund

--------------------------------------------------------------------------------

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

  Please read this prospectus before investing and retain it for future reference. It contains important information about The Advisor Individual Deferred Variable Annuity Contract.

  To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   - Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

   - Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

  THE CONTRACTS:

   - ARE NOT BANK DEPOSITS

   - ARE NOT FEDERALLY INSURED

   - ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

   - ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2004

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                                            PAGE
DEFINITIONS OF SPECIAL TERMS..............................................    5
HIGHLIGHTS................................................................    7
FEE TABLE.................................................................    8
CONDENSED FINANCIAL INFORMATION...........................................    9
JEFFERSON NATIONAL LIFE INSURANCE COMPANY.................................   10
THE ADVISOR CONTRACT......................................................   10
  Free Look...............................................................   10
  Ownership...............................................................   10
  Beneficiary.............................................................   11
  Assignment..............................................................   11
  Requesting Transactions or Obtaining Information About your Contract....   11
  Financial Representative/Strategic or Tactical Asset Allocation
  Services................................................................   11
  Contract Changes........................................................   12
PURCHASE..................................................................   12
  Purchase Payments.......................................................   12
  Allocation of Purchase Payments.........................................   12
INVESTMENT OPTIONS........................................................   12
  Investment Portfolios...................................................   12
  The Fixed Account.......................................................   13
  The General Account.....................................................   14
  Voting Rights...........................................................   14
  Substitution............................................................   14
  Transfers...............................................................   14
EXPENSES..................................................................   14
  Insurance Charges.......................................................   14
  Withdrawal Charge.......................................................   14
  Reduction or Elimination of the Withdrawal Charge.......................   15
  Investment Portfolio Expenses...........................................   15
  Premium Taxes...........................................................   16
  Income Taxes............................................................   16
CONTRACT VALUE............................................................   16
  Accumulation Units......................................................   16
ACCESS TO YOUR MONEY......................................................   16
  Withdrawals to Pay Financial Representative's Fees......................   17
  Systematic Withdrawal Program...........................................   17
  Suspension of Payments or Transfers.....................................   17
DEATH BENEFIT.............................................................   17
  Upon Your Death During the Accumulation Period..........................   17
  Death Benefit Amount During the Accumulation Period.....................   17
  Payment of the Death Benefit During the Accumulation Period.............   18
  Upon Your Death During the Annuity Period...............................   18
  Death of Annuitant......................................................   18
ANNUITY PAYMENTS (THE ANNUITY PERIOD).....................................   18
  Annuity Payment Amount..................................................   19
  Annuity Options.........................................................   19
TAXES.....................................................................   20
  Annuity Contracts in General............................................   20

--------------------------------------------------------------------------------

  Tax Status of the Contracts.............................................   20
  Taxation of Non-Qualified Contracts.....................................   20
  Taxation of Qualified Contracts.........................................   21
  Possible Tax Law Changes................................................   23
OTHER INFORMATION.........................................................   23
  Legal Proceedings.......................................................   23
  The Separate Account....................................................   23
  Distributor.............................................................   23
  Financial Statements....................................................   24
APPENDIX A--ACCUMULATION UNIT VALUES......................................   25
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............   28

--------------------------------------------------------------------------------

DEFINITIONS OF SPECIAL TERMS

  Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

  ACCUMULATION PERIOD: The period during which you invest money in your Contract.

  ACCUMULATION UNIT: A unit of measure used to compute your interest in a Sub-account of the Separate Account prior to the Annuity Date.

  ANNUITY DATE: The date on which Annuity Payments begin.

  ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

  ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

  ANNUITY PERIOD: The period during which We make Annuity Payments to you.

  ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

  BENEFICIARY: The person designated to receive any Benefits under the Contract if you or the Annuitant dies.

  BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.

  COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

  CONTRACT: The Advisor individual deferred variable annuity contract--flexible purchase payments offered by the Company.

  CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

  CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts and the Fixed Account. This may not be the amount that is available for annuitization, withdrawal or surrender.

  DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable under the terms of the standard death Benefit provision.

  FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

  FINANCIAL REPRESENTATIVE: A person who is registered as an Investment Adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, or who qualifies for exclusion from such registration, and who provides strategic, asset allocation, tactical asset allocation or sector rotating services to you and who is not prevented from providing such services by any federal or state regulatory action.

  FIXED ACCOUNT: The Fixed Account is an Investment Option which invests funds in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

  INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Separate Account Annual Expenses. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

  INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

  INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the Fixed Account.

  INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolios of the Rydex Variable Trust.

  JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

  NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

  OWNER: You, the purchaser of the Contract are the Owner.

  PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

--------------------------------------------------------------------------------

  SEPARATE ACCOUNT: Jefferson National Life Advisor Variable Annuity Account, a separate account of Jefferson National Life Insurance Company. The Separate Account is divided into Sub-accounts.

  SUB-ACCOUNT: A segment within the Separate Account which invests in a Investment Portfolio of Rydex Variable Trust.

  TRUST: Rydex Variable Trust.

  WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

--------------------------------------------------------------------------------

HIGHLIGHTS

  The variable annuity Contract that We are offering is a Contract between you (the Owner) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Advisor Variable Annuity Account (Separate Account) and the Fixed Account. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

  The Contract includes a standard minimum death benefit that is guaranteed by Us. This Benefit is described in detail under the heading "Death Benefit."

  All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

  You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

  FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original Purchase payment. We will return your original Purchase payment if required by law.

  TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contract, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

  INQUIRIES. If you need more information, please contact Us at:

  Jefferson National Life Insurance Company
  P.O. Box 36840
  Louisville, Kentucky 40233
  (866) 667-0561

--------------------------------------------------------------------------------
FEE TABLE

  The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Sub-accounts. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (as a percentage of
Purchase Payments withdrawn)(1).........  7%
TRANSFER FEE............................  None

  The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

ANNUAL CONTRACT FEE...................................................  NONE
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Sub-account Contract Values)
Mortality and Expense Risk Charge(2)..................................  1.25%
Contract Administration Charge........................................  0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES................................  1.40%

  The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in each Investment Portfolio's prospectus.

                                                          MINIMUM       MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio
assets, including management fees, distribution and/or
service (12b-1) fees, and other expenses)(2)..........     1.11%         1.71%

(1) A withdrawal charge may be applied if you withdraw money from the Contract or, the Contract has been in effect for less than eight complete years, or money in the Contract is applied to provide Annuity Payments for less than five years. The withdrawal charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

      NUMBER OF CONTRACT YEARS FROM             CONTINGENT DEFERRED
      RECEIPT OF PURCHASE PAYMENT               SALES CHARGE PERCENT
      --------------------------------------------------------------
      0-1.....................................           7%
      2.......................................           7%
      3.......................................           6%
      4.......................................           5%
      5.......................................           4%
      6.......................................           3%
      7.......................................           2%
      8 and more..............................           0%
      --------------------------------------------------------------

     Subject to any applicable limitations, each Contract year, you can take money out of your Contract without a Withdrawal Charge. The amount of money you can withdraw without a Withdrawal Charge is the greater of:
     (i) 10% of the value of your Contract (on a non- cumulative basis);
     (ii) the IRS minimum distribution requirement for your Contract if issued in connection with certain Individual Retirement Annuities or Qualified Plans; or (iii) the total of your Purchase Payments that have been in the Contract more than 7 complete Contract years.
(2) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.

--------------------------------------------------------------------------------

EXAMPLES OF FEES AND EXPENSES

  This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account annual expenses, and Investment Portfolio fees and expenses.

  The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Investment Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  (1) If, at the end of the applicable time period, (a) you surrender your Contract, or (b) you annuitize when your Contract has been in effect for less than five years and your Annuity Payments do not involve a life contingency or are not for a period of five or more years:

    1 YEAR     3 YEARS     5 YEARS     10 YEARS
     $940       $1,487      $1,971      $3,388

  (2) If, at the end of the applicable time period, (a) you do not surrender your Contract, or (b) you annuitize when your Contract has been in effect for at least five years, or (c) you annuitize when your Contract has been in effect for less than five years but your Annuity Payments involve a life contingency or are for a period of five years or more:

    1 YEAR     3 YEARS     5 YEARS     10 YEARS
     $311        $951       $1,615      $3,388

CONDENSED FINANCIAL INFORMATION

  Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ADVISOR CONTRACT

  This prospectus describes The Advisor individual variable annuity contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

  The Contract benefits from Tax-Deferral. Tax-Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

  The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

  The Contract is called a variable annuity because money can be invested in several Sub-accounts and, depending upon market conditions, you can make or lose money in any of these Sub-accounts. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Sub-account(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Sub-accounts you select for the Annuity Period.

  In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

  You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

FREE LOOK

  If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). Our Insurance Charges and Investment Portfolio Operating Expenses will have been deducted. On the day We receive your request We will return your Contract Value. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state).

OWNERSHIP

  OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change

  A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

  JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

BENEFICIARY

  The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is

--------------------------------------------------------------------------------
named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

  Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

  AN ASSIGNMENT MAY BE A TAXABLE EVENT.

  If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

REQUESTING TRANSACTIONS OR OBTAINING INFORMATION ABOUT YOUR CONTRACT

  You may request certain transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing. You can also authorize someone else, such as your financial representative, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner. We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

FINANCIAL REPRESENTATIVE/STRATEGIC OR TACTICAL ASSET ALLOCATION SERVICES

  The Contract is sold only to individuals who have retained a Financial Representative to provide strategic asset allocation, tactical asset allocation, or sector rotating services under their Contract. You are responsible for selecting, supervising, and paying any compensation to your Financial Representative. You must execute a limited power of attorney authorizing your Financial Representative to give allocation and transfer directions to us and/or our designee. The limited power of attorney also provides that you will indemnify and hold Rydex Investment Portfolio Services and its affiliates and Jefferson National, their directors, officers, and employees harmless from all liabilities and costs, including attorney fees and expenses, which they may incur by relying upon the instructions of the Financial Representative or upon the limited power of attorney. You may make withdrawals from or surrender your Contract at any time.

  PLEASE BE AWARE THAT ONLY YOUR FINANCIAL REPRESENTATIVE MAY GIVE US DIRECTIONS TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE SUB-ACCOUNTS OR TO THE FIXED ACCOUNT.

  We do not recommend, select or supervise your Financial Representative. We do not make recommendations on strategic or tactical asset allocations or transfers. We are not responsible for advice provided by your Financial Representative.

  If you enter into an advisory agreement with your Financial Representative to have the Financial Representative's fee paid out of your Contract Value, you should consider the tax consequences of withdrawing funds from the Contract to pay the fee. See "Withdrawals--Withdrawals To Pay Financial Representative's Fees" and "Taxes" in this Prospectus.

  To change your Financial Representative without interrupting allocations and transfers among Sub-accounts, you must:

  (1) notify us in writing of the name of your new Financial Representative, and

  (2) provide us with a power of attorney authorizing your new Financial Representative to give us asset allocation directions.

  If we receive notification that:

   - your Financial Representative is no longer authorized by you to give strategic or tactical asset allocation directions on your behalf, or

   - your Financial Representative has resigned or has died, or

   - your Financial Representative is otherwise not able to act on your behalf amounts credited under your Contract to Sub-accounts of the Separate Account will be transferred to the U.S. Government Money Market Sub-account. We will notify you of the transfer and the information we received. You may transfer amounts from the U.S. Government Money Market

--------------------------------------------------------------------------------
Sub-account to the Fixed Account without a Financial Representative. Until such time as we receive written notification of the name of your new Financial Representative and we receive a power of attorney authorizing your new Financial Representative to give us investment instructions, your Investment Options are limited to the U.S. Government Money Market Sub-account and the Fixed Account. When we receive written notification of your new Financial Representative and the power of attorney, allocations and transfers among the Investment Options may resume. You may also surrender your Contract. Withdrawals may be made from the Contract Value subject to any applicable withdrawal fee.

  The strategic asset allocation, tactical asset allocation or sector rotating contemplated in the Contract may be characterized as aggressive investing. There can be no assurance that any Financial Representative will predict market moves successfully. In selecting your Financial Representative, you should carefully consider his or her education, experience and reputation.

CONTRACT CHANGES

  The Contract may be amended at any time to conform to applicable laws or governmental regulations.

PURCHASE

  To purchase a Contract, your completed application and all required documentation, together with a check for the first Purchase Payment, must be forwarded to our administrative office.

PURCHASE PAYMENTS

  A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment is $25,000 and the minimum for each subsequent Purchase Payment is $1,000. We will accept total Purchase Payments under your Contract of up to $2,000,000. Payments to us in excess of $2,000,000 require our prior approval. The maximum amount of total Purchase Payments for which our prior approval is required may vary in certain states. We reserve the right to reject any application or Purchase Payment.

ALLOCATION OF PURCHASE PAYMENTS

  Once we receive your Purchase Payment and all necessary information, we will issue a Contract to you and allocate your first Purchase Payment within 2 Business Days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we obtain all of the necessary information.

  When we issue your Contract, we will allocate your first Purchase Payment(s) to the Rydex U.S. Government Money Market Sub-account ("Money Market Sub-account") and/ or the Fixed Account, as you have selected. If you add any more money to the Contract, we will place those Purchase Payments first in the Money Market Sub-account and/or the Fixed Account, as you have selected. While held in the Fixed Account, your Purchase Payment(s) will be credited with interest at the current Fixed Account rates. While held in the Money Market Sub-account, your Purchase Payment(s) will be credited with gains and losses of that Sub-account.

  Fourteen (14) days after the Contract Date, you may (through your Financial Representative) transfer any money in the Money Market Sub-account and the Fixed Account to any Sub-accounts and the Fixed Account.

  If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract as of the Business Day they are received. The method of payment (E.G., check, wire transfer, electronic funds transfer) may affect the timing of our receipt of your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M., Eastern time.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

  The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio of the Trust. During the Accumulation Period, money invested in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Sub-accounts may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

  You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at:
(866) 667-0561 or visit Our Website.

  The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such

--------------------------------------------------------------------------------
other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs and generating greater tax liabilities. In addition, large movements of assets into and out of the Investment Portfolios may negatively impact a Investment Portfolios's ability to achieve its investment objective. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner disadvantages to you.

  We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative services which We provide to the Investment Portfolios.

BENCHMARK INVESTMENT PORTFOLIOS

   - Rydex Arktos Fund (inverse (opposite) of the performance of the NASDAQ 100 Index)

   - Rydex Inverse Dynamic Dow 30 Fund

   - Rydex Inverse Mid-Cap Fund

   - Rydex Inverse Small-Cap Fund

   - Rydex Juno Fund

   - Rydex Large-Cap Europe Fund

   - Rydex Large-Cap Japan Fund

   - Rydex Large-Cap Growth Fund

   - Rydex Large-Cap Value Fund

   - Rydex Long Dynamic Dow 30 Fund

   - Rydex Medius Fund

   - Rydex Mekros Fund

   - Rydex Mid-Cap Growth Fund

   - Rydex Mid-Cap Value Fund

   - Rydex Nova Fund

   - Rydex OTC Fund

   - Rydex Sector Rotation Fund

   - Rydex Small-Cap Growth Fund

   - Rydex Small-Cap Value Fund

   - Rydex Titan 500 Fund

   - Rydex Ursa Fund

   - Rydex U.S. Government Bond Fund

   - Rydex Velocity 100 Fund

SECTOR INVESTMENT PORTFOLIOS

   - Rydex Banking Fund

   - Rydex Basic Materials Fund

   - Rydex Biotechnology Fund

   - Rydex Consumer Products Fund

   - Rydex Electronics Fund

   - Rydex Energy Fund

   - Rydex Energy Services Fund

   - Rydex Financial Services Fund

   - Rydex Health Care Fund

   - Rydex Internet Fund

   - Rydex Leisure Fund

   - Rydex Precious Metals Fund

   - Rydex Real Estate Sector Fund

   - Rydex Retailing Fund

   - Rydex Technology Fund

   - Rydex Telecommunications Fund

   - Rydex Transportation Fund

   - Rydex Utilities Fund

MONEY MARKET INVESTMENT PORTFOLIO

   - Rydex U.S. Government Money Market Fund

THE FIXED ACCOUNT

  During the Accumulation Period, money can be invested in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by applicable state law. If the Fixed Account is selected, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

  The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

  See your Contract for more information regarding the Fixed Account.

--------------------------------------------------------------------------------

THE GENERAL ACCOUNT

  During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

  It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

  Money can be transferred among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

  TRANSFERS DURING THE ACCUMULATION PERIOD. Only your Financial Representative may make transfers among the Sub-accounts at any time prior to the Annuity Date. Transfer requests may be made by telephonic or other electronic instruction satisfactory to us. By authorizing your Financial Representative to give transfer instructions by telephone or other electronic medium, you agree that we will not be liable for any losses you may suffer from any fraudulent or unauthorized transfer instruction. We or our designee will employ reasonable procedures to confirm that transfer instructions are genuine, such as requiring some form of personal identification. We may discontinue or change the right to make telephonic and other electronic transfers at any time.

  The minimum amount which can be transferred is $500 from any Sub-account or your entire interest in the Sub-account, if less. We do not charge you for transfers.

  Limits on transfers out of the Fixed Account may apply.

  TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, you may not transfer funds to the Fixed Account during the Annuity Period. You may only make transfers between the Investment Portfolios.

EXPENSES

  There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

  Each day, We make a deduction for Insurance Charges. These charges include the Separate Account Annual Expenses (Mortality and Expense Risk Charge and the Contract Administration Charge).The Insurance Charges do not apply to amounts allocated to the Fixed Account.

  The Insurance Charges compensate the Company for all the insurance benefits, E.G., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

  The Insurance Charges will be as follows:

    Current
   Insurance
     Charge
  -------------------
      1.40%

WITHDRAWAL CHARGE

  During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the Withdrawal Charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge.

  We may also assess a withdrawal charge if you begin receiving Annuity Payments when the Contract has been in effect less than five years and your Contract Value is applied to an Annuity Option that does not involve a life contingency or does not provide for payments for five years or more.

--------------------------------------------------------------------------------

  Subject to certain state variations, the Withdrawal Charge will be a specified percentage of the sum of the Purchase Payments paid within seven years prior to the date of withdrawal, adjusted for any prior withdrawals. There is no Withdrawal Charge on withdrawals of:

  (a) Purchase Payments that have been in the Contract more than seven complete Contract years, or

  (b) free withdrawal amounts described below. The length of time from receipt of a Purchase Payment to the time of withdrawal determines the withdrawal charge.

  For the purpose of calculating the Withdrawal Charge, withdrawals will be deemed made first from Purchase Payments on a first-in, first-out basis and then from any gain. The Withdrawal Charge applies to withdrawals from both the Separate Account and Fixed Account.

  We will not assess a Withdrawal Charge:

   - in the event of the death of the Owner (subject to certain state variations), or

   - if payments are made under an Annuity Option that begins at least five years after the effective date of the Contract or your Annuity Payments begin within five years of the Contract's effective date and are to be paid under an Annuity Option involving a life contingency or providing Annuity Payments for a minimum of five years.

  The Withdrawal Charge, if applicable, equals:

YEARS SINCE                          WITHDRAWAL
RECEIPT OF PURCHASE PAYMENT            CHARGE
----------------------------------------------------
0-1...........................           7%
2.............................           7%
3.............................           6%
4.............................           5%
5.............................           4%
6.............................           3%
7.............................           2%
8 or more.....................           0%
----------------------------------------------------

 In addition, in certain states the following circumstances further limit or reduce Withdrawal Charges:

   - for issue ages up to 56, there is no Withdrawal Charge made after you attain age 67 and later;

   - for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through 10.

  FREE WITHDRAWALS. Each year, you may make one free withdrawal per Contract year from Contract Value of an amount up to 10% of the Contract Value (as determined on the date we receive your withdrawal request).

  Any withdrawals you authorize to pay compensation to your Financial Representative are treated as free withdrawals. Such free withdrawals are in addition to the 10% free withdrawal you may make each Contract year. There may, however, be certain adverse tax consequences. See "Withdrawals" and "Taxes" in this Prospectus.

  With respect to any Contract which is owned by a charitable remainder trust, we may, in our discretion, permit an additional free withdrawal necessary to fund required distributions by the charitable remainder trust in any Contract year. In order for a charitable remainder trust to qualify for such an increase, the trustee or trustees of the charitable remainder trust will be required to certify:

  (i) that such trust is a bona fide "charitable remainder unitrust" or a "charitable remainder annuity trust" within the meaning of the Code, and that all amounts proposed to be withdrawn will be used to make distributions required under the Code for the year in which such amounts are withdrawn or for a prior year;

  (ii) that the required distribution exceeds the one free withdrawal of 10% of the Contract Value which is permitted without a Withdrawal Charge; and

  (iii) that the funds necessary to make the required distribution could not otherwise be made available without hardship to the trust or its Beneficiaries.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

  We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances, which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

INVESTMENT PORTFOLIO EXPENSES

  There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units.

PREMIUM TAXES

  Some states and other governmental entities (E.G., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes

--------------------------------------------------------------------------------
are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

  We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

  Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts of the Separate Account and the Fixed Account Contract Value may not be the amount available for withdrawal, surrender or annuitization. The value of any assets in in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in an Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

  Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

  1. dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day; and

  2. subtracting the daily amount of the Insurance Charges.

  The value of an Accumulation Unit may go up or down from Business Day to Business Day.

  When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

  We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

  The following all affect Accumulation Unit values:

   - the investment experience of the shares of the Sub-account,

   - expenses of the Sub-account, and

   - the deduction of fees and charges at the Sub-account and Investment Portfolio levels.

ACCESS TO YOUR MONEY

  You can have access to the money in your Contract:

   - by making a withdrawal (either a partial or a complete withdrawal);

   - by electing to receive Annuity Payments; or

   - when a death benefit is paid to your Beneficiary.

  Withdrawals can only be made during the Accumulation Period.

  When you make a complete withdrawal, you will receive the Contract Value on the day you made the withdrawal, (i) less any applicable Withdrawal Charge; and
(ii) less any applicable premium tax.

  If you make a partial withdrawal, you must tell Us which Investment Option (Sub-account, and/or the Fixed Account) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio or the Fixed Account must be at least $500. If you do not have at least $10,000 in the Contract ($3,500 for tax-qualified Contracts), We reserve the right to terminate the Contract and pay you the Contract Value, less Withdrawal Charges, and any applicable premium taxes.

  Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

  Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

  A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

  Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

--------------------------------------------------------------------------------

WITHDRAWALS TO PAY FINANCIAL REPRESENTATIVE'S FEES

  Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from your Contract to pay for the services of your Financial Representative. If your Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. If you are under age 59 1/2, the withdrawal may also be subject to a 10% tax penalty. If your Contract is Qualified, the withdrawal for the payment of fees will not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of Financial Representative fees from your Contract.

SYSTEMATIC WITHDRAWAL PROGRAM

  The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise. If you do a reallocation and do not change your systematic withdrawal election, all subsequent systematic withdrawals will be withdrawn from your Fixed Account and Sub-accounts on a pro-rata basis. The System Withdrawal Program is available only with respect to amounts which are free of any Withdrawal Charge. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted or a withdrawal is made outside of the program.

  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

SUSPENSION OF PAYMENTS OR TRANSFERS

  We may be required to suspend or postpone withdrawals or transfers for any period when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2. trading on the New York Stock Exchange is restricted;

  3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

  4. during any other period when the SEC, by order, so permits for the protection of owners.

  We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

  If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

  If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

  The value of your Contract for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below).

  When we receive notification of a Owner's death, the amounts held in Sub-accounts under your Contract will be transferred to the U.S. Government Money Market Sub-account. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the U.S. Government Money Market Sub-account will be subject to investment risk, which is borne by the Beneficiary.

  A Beneficiary, other than the surviving spouse of the deceased Owner, may choose only an Annuity Option which provides for full payout within five years of death, or within the life or life expectancy of the Beneficiary. Payments must begin within one year of the Owner's death if a life expectancy option is selected. If the surviving spouse of a deceased Owner is the Beneficiary, he or she may choose to continue the Contract in force. If the spouse continues the Contract, the death Benefit otherwise payable will be the initial Contract Value.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

  The Death Benefit Amount is the greater of Purchase Payments made under the Contract less any withdrawals and applicable charges or the Contract Value on the date due proof of death is received at Our administrative office (subject to state regulations which vary from state to state).

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

  Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period.

--------------------------------------------------------------------------------

  OPTION 1--lump sum payment of the Death Benefit Amount; or

  OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

  OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

  Any portion of the Death Benefit Amount not applied under Option 3 within 1 year of the date of your death, or that of a Joint Owner, must be distributed within 5 years of the date of death.

  Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

   - continue the Contract in his or her own name at the then current Death Benefit Amount;

   - elect a lump sum payment of the Death Benefit Amount; or

   - apply the Death Benefit Amount to an Annuity Option.

  If the spouse elects to continue the Contract, the Death Benefit Amount otherwise payable will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse.

  If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

UPON YOUR DEATH DURING THE ANNUITY PERIOD

  If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

DEATH OF ANNUITANT

  If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

  Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The Death Benefit Amount will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

  Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

  The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

  For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

  You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments.

  During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

--------------------------------------------------------------------------------

ANNUITY PAYMENT AMOUNT

  If you choose to have any portion of your Annuity Payments come from the Investment Portfolio(s), the dollar amount of your payment will depend upon:

  1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a Variable Annuity Option on the Annuity Date;

  2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

  3) The performance of the Investment Portfolio(s) you selected; and

  4) The Annuity Option you selected.

  You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

  On the Annuity Date, your Contract Value, less any premium tax, and less any Withdrawal Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 5th Contract Anniversary, and you choose an Annuity Option that has a life contingency or any Annuity Option with payments for a minimum of 5 years, We will apply your Contract Value, less any premium tax to the Annuity Option you elect.

  Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

  Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, We may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50.

ANNUITY OPTIONS

  You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

  FIRST OPTION--INCOME FOR LIFE. An annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. This option offers a greater level of monthly Annuity Payments than the second option, since it would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment. This option is generally not available if the Annuitant is over the age of 85.

  SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, Annuity Payments have been made for less than 5, 10, or 20 years (you choose before Annuity Payments begin), Annuity Payments will be continued during the remainder of such period to the Beneficiary. If no Beneficiary is designated, we will pay in a lump sum to the Annuitant's estate the present value of the remaining Annunity Payments, as of the date of death, computed on the basis of the assumed net investment rate used in determining the first monthly Annuity Payment. Because this Second Option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

  THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Annuity Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before we have refunded the amount applied to this annuity, we will pay the remaining amount to your Beneficiary. If no Beneficiary is designated, we will pay in a lump sum to the payee's estate the present value of the remaining Annuity Payments, as of the date of death, computed on the basis of the assumed net investment rate used in determining the first monthly Annuity Payment.

  FOURTH OPTION--INCOME FOR A SPECIFIED PERIOD. Payments are made for the number of years selected, which may be from 3 through 20. If the Annuitant dies before the specified number of monthly Annuity Payments are made, we will pay the remaining Annuity Payments to the designated Beneficiary in a lump sum payment. If no Beneficiary is designated, we will pay in a lump sum to the Annuitant's estate the present value of the remaining Annuity Payments, as of the date of death, computed on the basis of the assumed net investment rate used in determining the first monthly Annuity Payment.

  FIFTH OPTION--JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly payments during the Joint lifetime of the Annuitant and a Joint Annuitant. Annuity Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of 100%, 50%, or 66 2/3% of the Annuity Payment (or other limits) in effect during their Joint lifetime.

--------------------------------------------------------------------------------

  Annuity Payments will be made monthly. However, if any Annuity Payment would be or become less than $50, we may change the frequency so that Annuity Payments are at least $50 each. If the net Contract Value to be applied at the Annuity Date is less than $10,000 ($3,500 for a Contract held under tax-qualified retirement arrangements), we reserve the right to pay such amount in a lump sum.

  We may require proof of age, sex, or survival of any person upon whose continuation of life Annuity Payments depend.

TAXES

  NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

 DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

 OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the investment divisions of the Separate Account. While We believe that the Contracts do not give owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the Contract.

 REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

  The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

  Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

 NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable

--------------------------------------------------------------------------------
year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

 WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

 PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   - made on or after the taxpayer reaches age 59 1/2;

   - made on or after the death of an Owner;

   - attributable to the taxpayer's becoming disabled; or

   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

 ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

 TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

 TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

 WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

 MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

 ADDITIONAL CHARGES. It is possible that the IRS may take the position that charges for the Earnings Protection Benefit rider and charges for the Optional Guaranteed Minimum Death and Income Benefits under the Contract are deemed to be taxable distributions to you. Although We do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.

TAXATION OF QUALIFIED CONTRACTS

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

  INDIVIDUAL RETIREMENT ACCOUNTS (IRAS), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits, which

--------------------------------------------------------------------------------
may exceed the greater of Purchase Payments or Contract value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

  ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

  Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

 OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

  Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

  "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to

--------------------------------------------------------------------------------
another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

  Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

THE SEPARATE ACCOUNT

  We established a separate account, Jefferson National Life Advisor Variable Annuity Account (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Advisor Variable Annuity Account and prior to May 1, 2001 it was known as Rydex Advisor Variable Annuity Account.

  The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on April 15, 1996. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

  The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

  Where permitted by law, We may:

   - create new separate accounts;

   - combine separate accounts, including combining the Separate Account with another separate account established by the Company;

   - transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

   - transfer the Separate Account to another insurance company;

   - add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   - make the Sub-accounts available under other policies We issue;

   - add new Investment Portfolios or remove existing Investment Portfolios;

   - substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Separate Account;

   - deregister the Separate Account under the Investment Company Act of 1940;
     and

   - operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

  Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealer commissions may be up to 8.5% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer

--------------------------------------------------------------------------------
will depend upon the nature and level of services provided by the broker-dealer.

  In addition, under certain circumstances, payments may be made to certain sellers for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

  Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

  The financial statements of Jefferson National Life Advisor Variable Annuity Account are included in the Statement of Additional Information.

INDEPENDENT AUDITORS

  The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003, and the financial statements of Jefferson National Life Advisor Variable Annuity Account at December 31, 2003 and for each of the two years in the period ended December 31, 2003 appearing in this Statement of Additional Information and have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

APPENDIX A--ACCUMULATION UNIT VALUES

  The following table shows Accumulation Unit values and the number of Accumulation Units outstanding for the Sub-accounts of the Separate Account investing in the funds of the Rydex Variable Trust for the periods indicated. The information is derived from the financial statements of the Separate Account.

  For the Ursa and U.S. Government Bond Sub-accounts, there were periods during which no Accumulation Units were outstanding.

CONDENSED FINANCIAL INFORMATION

  The tables below provide per unit information about the financial history of each Sub-account for the periods ended December 31:

                                 2003        2002        2001        2000        1999        1998        1997
-------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
-------------------------------------------------------------------------------------------------------------
ARKTOS FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............     $15.417     $11.682      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $9.522     $15.417     $11.682         N/A         N/A         N/A         N/A
Ending number of AUs.....      59,940      43,773     302,328         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
BANKING FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $9.773      $9.989      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............     $12.696      $9.773      $9.989         N/A         N/A         N/A         N/A
Ending number of AUs.....      20,303      23,345      28,225         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $8.253      $9.593      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............     $10.699      $8.253      $9.593         N/A         N/A         N/A         N/A
Ending number of AUs.....      53,473       8,404      39,395         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $5.267      $9.775      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $7.382      $5.267      $9.775         N/A         N/A         N/A         N/A
Ending number of AUs.....      68,843      54,010     106,864         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $9.536     $10.033      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............     $11.459      $9.536     $10.033         N/A         N/A         N/A         N/A
Ending number of AUs.....       7,342      25,203      47,941         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $4.176      $8.178      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $6.993      $4.176      $8.178         N/A         N/A         N/A         N/A
Ending number of AUs.....     104,139      25,246      83,468         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
ENERGY FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $7.131      $8.361      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $8.649      $7.131      $8.361         N/A         N/A         N/A         N/A
Ending number of AUs.....      36,022      46,429      37,294         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $6.091      $7.029      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $6.511      $6.091      $7.029         N/A         N/A         N/A         N/A
Ending number of AUs.....      15,009      17,514      75,757         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES
FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $7.928      $9.470      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............     $10.079      $7.928      $9.470         N/A         N/A         N/A         N/A
Ending number of AUs.....     144,277     131,479      30,699         N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                 2003        2002        2001        2000        1999        1998        1997
-------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $7.324      $9.438      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $9.372      $7.324      $9.438         N/A         N/A         N/A         N/A
Ending number of AUs.....     141,373     118,092      52,811         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
INTERNET FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $3.489      $6.244      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $5.655      $3.489      $6.244         N/A         N/A         N/A         N/A
Ending number of AUs.....      82,446      12,168      85,972         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
JUNO FUND(d)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $9.990         N/A         N/A         N/A         N/A         N/A         N/A
Ending AUV...............      $9.835         N/A         N/A         N/A         N/A         N/A         N/A
Ending number of AUs.....       4,704         N/A         N/A         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
LARGE CAP EUROPE FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $7.841     $11.099      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............     $11.063      $7.841     $11.099         N/A         N/A         N/A         N/A
Ending number of AUs.....     153,879      85,248       4,102         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
LARGE CAP JAPAN FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $7.174      $8.682      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $9.735      $7.174      $8.682         N/A         N/A         N/A         N/A
Ending number of AUs.....      51,368       6,974      24,539         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
LEISURE FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $6.025      $7.167      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $8.013      $6.025      $7.167         N/A         N/A         N/A         N/A
Ending number of AUs.....      25,065      16,621      44,523         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
MEDIUS(d)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $9.990         N/A         N/A         N/A         N/A         N/A         N/A
Ending AUV...............     $14.825         N/A         N/A         N/A         N/A         N/A         N/A
Ending number of AUs.....      11,324         N/A         N/A         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
MEKROS(d)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............     $10.010         N/A         N/A         N/A         N/A         N/A         N/A
Ending AUV...............     $15.818         N/A         N/A         N/A         N/A         N/A         N/A
Ending number of AUs.....      53,796         N/A         N/A         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
NOVA FUND(a)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $7.229     $11.405     $15.135     $19.261     $15.846     $12.211     $10.000
Ending AUV...............      $9.922      $7.229     $11.405     $15.135     $19.261     $15.846     $12.211
Ending number of AUs.....   1,056,614     824,962   1,684,289   2,682,458   1,500,001   1,845,343     855,862
-------------------------------------------------------------------------------------------------------------
OTC FUND(a)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $9.106     $15.102     $23.627     $38.765     $19.522     $10.654     $10.000
Ending AUV...............     $13.057      $9.106     $15.102     $23.627     $38.765     $19.522     $10.654
Ending number of AUs.....     698,415     614,981   1,392,948   2,099,317   1,179,067   1,127,438     222,217
-------------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND(b)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $6.899      $4.806      $4.313      $5.511      $5.793      $7.015     $10.000
Ending AUV...............      $9.586      $6.899      $4.806      $4.313      $5.511      $5.793      $7.015
Ending number of AUs.....     116,877     326,985      67,658     393,762   1,261,461     464,950      73,827

--------------------------------------------------------------------------------

                                 2003        2002        2001        2000        1999        1998        1997
-------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND(d)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............     $10.060         N/A         N/A         N/A         N/A         N/A         N/A
Ending AUV...............     $12.508         N/A         N/A         N/A         N/A         N/A         N/A
Ending number of AUs.....      85,538         N/A         N/A         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
RETAILING FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $7.826     $10.164      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............     $10.439      $7.826     $10.164         N/A         N/A         N/A         N/A
Ending number of AUs.....      21,133      17,948      31,460         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $4.427      $7.374      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $7.043      $4.427      $7.374         N/A         N/A         N/A         N/A
Ending number of AUs.....     202,569     164,881      52,293         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS
FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $5.321      $8.939      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $7.014      $5.321      $8.939         N/A         N/A         N/A         N/A
Ending number of AUs.....      13,517       4,793      14,931         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
TITAN 500 FUND(d)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............     $10.020         N/A         N/A         N/A         N/A         N/A         N/A
Ending AUV...............     $14.536         N/A         N/A         N/A         N/A         N/A         N/A
Ending number of AUs.....      77,222         N/A         N/A         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $8.420      $9.668      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............     $10.006      $8.420      $9.668         N/A         N/A         N/A         N/A
Ending number of AUs.....       6,160       5,804      18,920         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND
FUND(b)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............     $14.285     $12.213     $12.375     $10.440     $13.308     $11.816     $10.000
Ending AUV...............     $13.998     $14.285     $12.213     $12.375     $10.440     $13.308     $11.816
Ending number of AUs.....      92,024     160,106     327,976     365,244     108,631     373,333      75,493
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY
MARKET FUND(a)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............     $11.317     $11.359     $11.209     $10.803     $10.567     $10.320     $10.000
Ending AUV...............     $11.242     $11.317     $11.359     $11.209     $10.803     $10.567     $10.320
Ending number of AUs.....   1,465,174   3,303,766   3,405,318   3,507,787   9,198,111   3,871,940   1,734,974
-------------------------------------------------------------------------------------------------------------
URSA FUND(a)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $8.194      $6.831      $6.024      $5.264      $6.286      $8.069     $10.000
Ending AUV...............      $6.169      $8.194      $6.831      $6.024      $5.264      $6.286      $8.069
Ending number of AUs.....      95,305     554,814   1,259,060   1,059,771   2,634,308     875,815     356,784
-------------------------------------------------------------------------------------------------------------
UTILITIES FUND(c)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............      $4.784      $7.223      $9.999         N/A         N/A         N/A         N/A
Ending AUV...............      $5.916      $4.784      $7.223         N/A         N/A         N/A         N/A
Ending number of AUs.....      37,849     142,148      98,812         N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND(d)
-------------------------------------------------------------------------------------------------------------
Beginning AUV............     $10.120         N/A         N/A         N/A         N/A         N/A         N/A
Ending AUV...............     $16.250         N/A         N/A         N/A         N/A         N/A         N/A
Ending number of AUs.....     453,739         N/A         N/A         N/A         N/A         N/A         N/A

(a)  This unit value was $10.00 on the inception date of May 7, 1997.
(b)  This unit value was $10.00 on the inception date of May 29, 1997.
(c)  This unit value was effective on the inception date of May 1, 2001.
(d)  This unit value was effective on the inception date of May 1, 2003.

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
  General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Advisor Variable Annuity Account
Performance Related Information
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
  Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

------------------------------------------------------------------------------------------
                                           FORM

     Please send me a copy of the Statement of the Statement of Additional
     Information (Form # JNL-ADV-SAI-R-0504 dated May 1, 2004 for the Jefferson
     National Life Variable Annuity Account.

     -------------------------------------------------------------------------------
                                          (Name)

     -------------------------------------------------------------------------------
                                     (Street Address)

     -------------------------------------------------------------------------------
                                 (City)(State)(Zip Code)

     -------------------------------------------------------------------------------
                                          (Date)
------------------------------------------------------------------------------------------

Send to:    Jefferson National Life Advisor
            Jefferson National Life Advisor Variable Annuity Account
            P.O. Box 36840
            Louisville, Kentucky 40233

-C- 2004 Jefferson National Life Insurance Company           JNL-ADV-PROS-R-0504

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

            JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2004


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Advisor Variable Annuity Account (the "Separate Account"), dated May 1, 2004. You may obtain a copy of the current prospectus by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                                      PAGE
GENERAL INFORMATION                                                                     1
   General Information Regarding Jefferson National Life Insurance Company              1
   Jefferson National Life Advisor Variable Annuity Account                             1

PERFORMANCE RELATED INFORMATION                                                         2

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                                 3

PUBLISHED RATINGS                                                                       6

ADMINISTRATION                                                                           6

ANNUITY PROVISIONS                                                                      6

DISTRIBUTION                                                                            7
     Reduction or Elimination of the Contingent Deferred Sales Charge                   7

FINANCIAL STATEMENTS                                                                    8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002, CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE LIFE VARIABLE ANNUITY ACCOUNT:

Jefferson National Life Advisor Variable Annuity Account, also referred to as the "Separate Account", was established on April 15, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Advisor Variable Annuity Account. and prior to May 1, 2001 it was know as Rydex Advisor Variable Annuity Account. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (Investment Company Act). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The Separate Account was originally registered with the U.S. Securities and Exchange Commission (the "SEC") as a management investment company on May 2, 1996. It was divided into seven different Sub-accounts--the Nova Sub-account, Ursa Sub-account and Money Market Sub-account, Precious Metals Sub-account, U.S. Government Bond Sub-account, Juno Sub-account and Money Market Sub-account, each with its own investment objective and investment policies. As a registered management investment company, the Separate Account and its Sub-accounts invested directly in securities in accordance with their investment objectives and policies.

On November 2, 1998, registration of the Separate Account was changed to a unit investment trust and the investment portfolios of the Sub-accounts were transferred to newly established Funds of Rydex Variable Trust--the Nova Fund, Ursa Fund, OTC Fund, Precious Metals Fund, U.S. Government Bond Fund, Juno Fund and U.S. Government Money Market Fund. In exchange for the investment portfolio of each Sub-account, the Trust issued a separate series of shares of common stock to the Sub-account, and assumed the liabilities of the Sub-account other than liabilities for Contract insurance charges.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives; policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-accounts. Performance information about a Sub-account is based on the Sub-account's past performance only and is no indication of future performance.

When a Sub-account advertises its standardized total return, it will usually be calculated since the date of the Sub-account's inception for one year, five years, and ten years or some other relevant periods if the Sub-account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Investment Portfolio Operating Expenses, any Withdrawal Charge, Separate Account Annual Expenses and the Annual Contract Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-accounts have been in existence for the same periods as the underlying Investment Portfolios and by taking deductions for charges equal to those currently assessed against the Sub-accounts. Non-standardized total return calculations reflect a deduction for Investment Portfolio Operating Expenses and Separate Account Annual Expenses and do not include deduction for Withdrawal Charge or the Annual Contract Fee. This means the non-standardized total return for a Sub-account is higher than the standardized total return for a Sub-account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Contract Fee.

A money market Sub-account may advertise yield and effective yield. The yield of a Sub-account is based upon the income earned by the Sub-account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Contract Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

We may also disclose non-standardized total return for time periods before a Sub-account commenced operations. This performance data is based on the actual performance of the Investment Portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Sub-accounts under the Contract.

We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Investment Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York

Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Sub-accounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Sub-accounts or the investment funds.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age
70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age
59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and
(iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY



STATUTORY-BASIS FINANCIAL
STATEMENTS AND REPORT OF
INDEPENDENT AUDITORS

Years Ended December 31, 2003 and 2002

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------

CONTENTS                                                                    PAGE
Report of Independent Auditors............................................     2
Statutory-Basis Balance Sheets............................................     3
Statutory-Basis Statements of Operations..................................     4
Statutory-Basis Statements of Changes in Capital and Surplus..............     5
Statutory-Basis Statements of Cash Flow...................................     6
Notes to Statutory-Basis Financial Statements.............................     7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
REPORT OF INDEPENDENT AUDITORS


--------------------------------------------------------------------------------

BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   We have audited the accompanying statutory-basis balance sheets of Jefferson National Life Insurance Company (formerly Conseco Variable Insurance Company) as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

   In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

   However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.

/s/ Ernst & Young LLP

New York, New York
April 23, 2004

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                              DECEMBER 31,
                                                                         2003            2002
                                                                      ----------      ----------
ASSETS
   Investments and Cash:
      Bonds ........................................................  $  571,081      $  600,024
      Preferred stocks .............................................       3,345           3,345
      Common stocks ................................................          --              10
      Mortgage loans on real estate ................................      18,222          21,790
      Policyholder loans ...........................................      22,843          22,435
      Short-term investments .......................................      13,772          82,000
      Cash (overdraft) .............................................       7,032          (6,453)
                                                                      ----------      ----------
      Total investments and cash ...................................     636,295         723,151
   Accrued investment income .......................................       6,657           9,154
   Federal income tax recoverable ..................................       5,150              --
   Deferred taxes ..................................................       3,403           4,166
   Amounts recoverable on reinsurance ceded ........................         478          13,139
   Other admitted assets ...........................................       5,105           1,876
   Separate account assets .........................................   1,041,077       1,116,590
                                                                      ----------      ----------
      Total assets .................................................  $1,698,165      $1,868,076
                                                                      ==========      ==========

LIABILITIES
   Policy and contract reserves ....................................  $  619,627      $  692,622
   Claim reserves ..................................................         642             286
   Reinsurance payable .............................................          --          19,161
   Accounts payable and accrued expenses ...........................         307           3,971
   Due to parent ...................................................       2,659           1,255
   Asset valuation reserve .........................................       3,476           1,066
   Interest maintenance reserve ....................................       1,400           3,163
   Transfers from separate accounts ................................     (34,535)        (39,743)
   Federal income tax payable ......................................          --           9,259
   Other liabilities ...............................................       7,987           5,254
   Separate account liabilities ....................................   1,041,077       1,116,590
                                                                      ----------      ----------
      Total liabilities ............................................   1,642,640       1,812,884

CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
      authorized, 1,043,565 shares issued and outstanding ..........       5,009           5,009
   Paid in surplus .................................................       8,991          41,028
                                                                      ----------      ----------
      Total capital ................................................      14,000          46,037
   Unassigned surplus ..............................................      16,167         (32,038)
   Special surplus funds ...........................................      25,358          41,193
                                                                      ----------      ----------
      Total capital and surplus ....................................      55,525          55,192
                                                                      ----------      ----------
      Total liabilities and capital and surplus ....................  $1,698,165      $1,868,076
                                                                      ==========      ==========



         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31,
                                                                        2003          2002
                                                                     ----------    ----------
REVENUES
   Premium, annuity and other considerations .......................  $135,778      $308,565
   Net investment income ...........................................    38,886        57,269
   Reserve adjustment on reinsurance ceded .........................    (1,582)     (503,679)
   Commission and expense allowances on reinsurance ceded ..........    30,287        39,274
   Amortization of the interest maintenance reserve ................     1,813         2,116
   Fee income ......................................................     8,085        18,027
   Other revenues ..................................................    16,033         3,867
                                                                      --------      --------
      Total revenues ...............................................   229,300       (74,561)

BENEFITS AND EXPENSES
   Death and disability benefits ...................................        --        15,724
   Annuity and surrender benefits ..................................   525,595       659,064
   Decrease in policy and contract reserves ........................   (71,212)     (621,515)
   Other benefits ..................................................     9,704         4,589
   Commissions .....................................................    11,265        16,615
   General and administrative expenses .............................    30,533        32,160
   Taxes, licenses and fees ........................................     1,998         1,530
   Net transfers from separate accounts ............................  (294,157)     (206,030)
   Other expenses ..................................................     3,505           (30)
                                                                      --------      --------
      Total benefits and expenses ..................................   217,231       (97,893)

   Gain from operations before dividends to policyholders,
      federal income taxes and net realized capital losses .........    12,069        23,332
   Dividends to policyholders ......................................        --            11
                                                                      --------      --------
   Gain from operations before federal income taxes and net
      realized capital losses ......................................    12,069        23,321
   Federal income tax expense ......................................     2,106         5,575
                                                                      --------      --------
   Gain from operations before net realized capital losses .........     9,963        17,746
   Net realized capital losses, net of taxes and transfers to IMR ..      (609)      (47,775)
                                                                      --------      --------
      Net income (loss) ............................................  $  9,354      $(30,029)
                                                                      ========      ========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                    YEARS ENDED DECEMBER 31,
                                                                       2003         2002
                                                                    -----------  -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR .............................  $55,192      $98,630
   Adjustment to surplus:
      Net income (loss) ............................................    9,354      (30,029)
      Change in net unrealized capital gains .......................    1,499        1,008
      Change in deferred income tax ................................     (373)      (7,950)
      Change in non-admitted assets ................................      574          423
      Change in liability for unauthorized reinsurer ...............       23           --
      Change in asset valuation reserve ............................   (2,410)      19,717
      Paid-in surplus ..............................................    7,500        7,500
      Change in surplus as a result of reinsurance, net of tax .....  (15,834)      41,193
      Dividends to shareholder .....................................       --      (75,300)
                                                                      -------      -------
      Net adjustment to surplus ....................................      333      (43,438)
                                                                      -------      -------
CAPITAL AND SURPLUS, END OF YEAR ...................................  $55,525      $55,192
                                                                      =======      =======


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                      YEARS ENDED DECEMBER 31,
                                                                        2003           2002
                                                                    ------------  --------------
CASH FROM OPERATIONS:
   Premiums collected net of reinsurance ...........................  $135,780      $  315,691
   Net investment income ...........................................    45,692          51,730
   Miscellaneous income ............................................    53,342          83,636
                                                                      --------      ----------
      Total income received ........................................   234,814         451,057
   Benefit and loss related payments ...............................   554,215         688,393
   Net transfers to separate, segrated accounts
      and protected cell accounts ..................................  (299,365)       (227,710)
   Commissions, expenses paid and aggregate
      write-ins for deductions .....................................    50,025          44,720
   Dividends paid to policyholders .................................        --             (11)
   Federal and foreign income taxes paid ...........................    15,273           5,439
                                                                      --------      ----------
      Total operating expenses paid ................................   320,148         510,831
                                                                      --------      ----------
         Net cash from operations ..................................   (85,334)        (59,774)
                                                                      --------      ----------

CASH FROM INVESTMENTS:
   Proceeds from investments sold, matured or repaid:
      Bonds and stocks .............................................   161,613       1,941,307
      Mortgage Loans ...............................................     3,558           5,477
      Other invested assets ........................................        --          27,790
      Miscellaneous proceeds .......................................       726        (273,700)
                                                                      --------      ----------
         Total investment proceeds .................................   165,897       1,700,874
   Cost of investments acquired:
      Bonds and stocks .............................................   133,167       1,302,396
      Other invested assets ........................................        --           2,283
      Miscellaneous applications ...................................        --           2,973
                                                                      --------      ----------
         Total cost of investments acquired ........................   133,167       1,307,652
      Net increase in policy loans .................................      (146)        (50,682)
                                                                      --------      ----------
         Net cash from investment ..................................    32,876         443,904
                                                                      --------      ----------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
   Borrowed funds                                                           --        (151,833)
   Net deposit-type contract fund and other liabilities ............    (1,783)        (19,950)
   Dividends to stockholders .......................................        --         (75,300)
   Other cash applied ..............................................      (502)       (210,577)
                                                                      --------      ----------
      Net cash from financing and miscellaneous activities .........    (2,285)       (457,660)
                                                                      --------      ----------
Net change in cash and short-term investments ......................   (54,743)        (73,530)
   Cash and short-term investments:
      Beginning of year ............................................    75,547         149,077
                                                                      --------      ----------
      End of year ..................................................  $ 20,804      $   75,547
                                                                      ========      ==========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

1.   ORGANIZATION

   Jefferson National Life Insurance Company (the "Company" or "JNL"), formerly known as Conseco Variable Insurance, is a life insurance company domiciled in the State of Texas. The Company markets primarily variable annuities through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 23%, 17% and 17% of premiums collected during 2003 were on policies issued in Texas, Florida, and Oregon, respectively. No other state comprised greater than 10% of premiums of collected.

   The Company reinsured substantially its entire individual life business to Protective Life Insurance Company, effective January 1, 2002, and 100% of its group life and accident and health business and the balance of the individual life business to Washington National Insurance Company ("WNIC"), a Conseco subsidiary, effective October 1, 2002. Protective Life Insurance Company and WNIC will provide for full servicing of the insurance policies. The Company has transferred the ownership of the assets and rights under these agreements.

   Effective October 1, 2002, the Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As part of the acquisition of JNL by Inviva, Inviva issued 17,500,000 shares of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. During 2003, Inviva redeemed 8,290,184 of these shares at the stated value of $2.00.

2.   BASIS OF PRESENTATION

   The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices. The Company has no such practices.

   Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized;
2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at fair value for GAAP; 6) deferred tax assets non-admitted are limited and differ from the valuation allowance determined under GAAP and changes in deferred income taxes are not reported as component of net income but, rather as a charge to capital and surplus; 7) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 8) premiums from interest sensitive and annuity policies are recognized as income rather than policy liabilities; 9) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

   A  reconciliation  of net income and  capital  and  surplus of the Company as
determined  in  accordance  with  statutory   accounting  practices  to  amounts
determined in accordance with GAAP is as follows:

                                                                    NET INCOME
                                                                    YEAR ENDED
                                                                    DECEMBER 31,         DECEMBER 31,
                                                                        2003          2003          2002
                                                                    -----------    -----------   -----------
Statutory-basis amounts ............................................  $12,069        $55,525       $55,192
Add (deduct) adjustments:
   Investments .....................................................   (5,436)        16,279         3,018
   Policy acquisition costs ........................................      812          2,198         1,385
   Goodwill and other intangibles ..................................   10,503         72,907        81,050
   Nonadmitted assets ..............................................       --             98         7,500
   Reserves ........................................................    7,306        (53,234)      (58,096)
   Deferred taxes ..................................................                   3,488         4,166
   Ceding commissions ..............................................  (24,361)            --            --
   Other ...........................................................    2,610             --           (77)
                                                                      -------        -------       -------
GAAP-basis amounts .................................................  $ 3,503        $97,261       $94,138
                                                                      =======        =======       =======

   Net income amounts for 2002 are not presented due to the change in ownership of the Company during the year.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   BONDS--Bonds not in default are generally stated at amortized cost using the interest method or at fair value based on their NAIC rating. All other bonds are stated at the lower of amortized cost or fair value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annual based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

   PREFERRED STOCK--Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 or 2) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

   COMMON STOCK--Common stock is stated at fair value. Fair value is determined by reference to valuations quoted by the SVO. Unrealized gains and losses are recorded directly to unassigned surplus along with any adjustment to federal income taxes. When an impairment is considered other than temporary, the cost of common stocks is written down and a realized loss is recognized.

   MORTGAGE LOANS--Mortgage loans on real estate are stated at the amortized cost, net of other than temporary impairment or valuation allowances, and exclude accrued interest.

   POLICY LOANS--Policy loans are stated at the unpaid principal balance of the loan.

   CASH AND SHORT-TERM INVESTMENTS--Cash includes bank deposits. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Fair values for such investments approximate carrying value.

   REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE--Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

   ASSET VALUATION RESERVE--An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

   INVESTMENT INCOME AND EXPENSES--Net investment income includes interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

   Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

NON-ADMITTED ASSETS

   Certain assets, principally past due receivables, deferred tax assets and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet. The changes in non-admitted assets are recorded as a change in surplus.

POLICY AND CONTRACT RESERVES
   Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

   Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), in accordance with Department regulations.

   Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

   The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

ANNUITY RESERVES

   Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2003 and 2002, averaged 6.1% and 6.2%, respectively, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 6% to 7.5%), in accordance with Department regulations.

   Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

   Certain of the Company's variable annuity contracts contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2003, and no additional reserves were required as a result of this analysis.

   Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

REINSURANCE

   Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see Note 7.

FEDERAL INCOME TAX

   The federal income tax provision (benefit) included in the statement of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

DEFERRED INCOME TAXES

   Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

   Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

   Insurance premiums and annuity considerations are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

   Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

   General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company.

ESTIMATES

   The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

RECLASSIFICATION

   Certain 2002 amounts included in the accompanying financial statements have been reclassified to conform to the 2003 presentation.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

   The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2003 are as follows:

                                                                                                            NAIC
                                                                AMORTIZED         GROSS UNREALIZED         MARKET
                                                                  COST          GAINS         LOSSES        VALUE
                                                               ------------  ------------  ------------  ------------
Fixed maturities:
   US Treasury ...............................................   $ 10,773       $   805      $     (3)     $ 11,575
   States and political subdivisions .........................     10,277           427           (32)       10,672
   Foreign governments .......................................      5,343           601            --         5,944
   Corporate bonds ...........................................    293,451        14,742        (2,181)      306,012
   Mortgage-backed securities:
      US Government Agencies .................................    123,659            --            --       123,659
      Corporate ..............................................    141,368            --            --       141,368
                                                                 --------       -------      --------      --------
   Subtotal fixed maturity securities ........................    584,871        16,575        (2,216)      599,230
   Preferred Stock ...........................................      3,345           365            --         3,710
                                                                 --------       -------      --------      --------
   Total .....................................................   $588,216       $16,940      $ (2,216)     $602,940
                                                                 ========       =======      ========      ========

   The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2002 are as follows:


                                                                                                            NAIC
                                                                AMORTIZED         GROSS UNREALIZED         MARKET
                                                                  COST          GAINS         LOSSES        VALUE
                                                               ------------  ------------  ------------  ------------
FIXED MATURITIES:
   US Treasury ...............................................   $  9,758       $ 1,034      $     --      $ 10,792
   States and political subdivisions .........................     13,671           648            --        14,319
   Foreign governments .......................................      3,391           247            --         3,638
   Corporate bonds ...........................................    255,593        13,491       (16,184)      252,900
   Mortgage-backed securities:
      US Government Agencies .................................    163,163            --            --       163,163
      Corporate ..............................................    154,448            --            --       154,448
                                                                 --------       -------      --------      --------
   Subtotal fixed maturity securities ........................    600,024        15,420       (16,184)      599,260
   Preferred Stock ...........................................      3,345            --           (91)        3,254
   Common Stock ..............................................         10            --            --            10
                                                                 --------       -------      --------      --------
   Total .....................................................   $603,379       $15,420      $(16,275)     $602,524
                                                                 ========       =======      ========      ========

   As of December 31, 2003 and 2002, the Company had fixed maturity securities with a statement value of $11,794 and $11,843, respectively, on deposit with various state regulatory agencies.

   The amortized cost of fixed maturities at December 31, 2003 and 2002 has been reduced by adjustments of $18 and $1,525, respectively, to derive the carrying amount of bonds in the balance sheets ($584,853 and $600,233, respectively).

   The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2003 are as follows:

                                                    AMORTIZED       NAIC MARKET
                                                      COST             VALUE
                                                   ------------    ------------
Due in one year or less ..........................   $ 17,657        $ 17,753
Due after one year through five years ............     67,355          71,469
Due after five years through ten years ...........    131,247         136,807
Due after ten years ..............................    103,585         108,174
Mortgage-backed securities .......................    265,027         265,027
                                                     --------        --------
Total ............................................   $584,871        $599,230
                                                     ========        ========

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

   Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

   Net realized capital losses consisted of the following:

                                                                                    2003            2002
                                                                                   -------       ---------
Bonds ..........................................................................   $ (584)       $ (48,419)
Common stocks ..................................................................       24               41
Preferred stock ................................................................       --          (24,794)
Mortgage loans .................................................................       (2)              --
Cash and short-term investments ................................................        2               --
Federal income tax expense .....................................................       --               25
                                                                                   ------        ---------
   Net realized capital losses, net of tax .....................................     (560)         (73,147)
Transfer to (from) IMR, net of tax .............................................      (49)          25,372
                                                                                   ------        ---------
   Net realized capital losses, net of tax and transfer to IMR .................   $ (609)       $ (47,775)
                                                                                   ======        =========

   In 2003, net realized capital losses on bonds consisted of $4,418 gross realized gains and $5,002 gross realized losses. In 2002, net realized capital losses on bonds consisted of $184 gross realized gains and $48,603 gross realized losses. For the years ended December 31, 2003 and 2002, proceeds from the sales of fixed maturity securities were $161,613 and $1,941,307, respectively. During 2002, as part of Inviva's acquisition of the Company, certain investment assets identified by the Inviva were either sold or exchanged for their fair value, and replaced with new securities. These sales resulted in realized losses of $31,647, which are reflected in the above table.

   In 2003 and 2002, gross realized losses included $3,303 and $30,035, respectively, of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

   At December 31, 2003 and 2002, the Company held unrated or less-than-investment grade corporate bonds of $49,411 and $64,158 respectively, with an aggregate fair value of $48,206 and $53,644, respectively. Those holdings amounted to 8.7% and 10.7% of the Company's investments in bonds at December 31, 2003 and 2002, respectively, and 2.9% and 3.4%, of the Company's total admitted assets at December 31, 2003 and 2002, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

INVESTMENT INCOME

   Net investment income for the years ended December 31, 2003 and 2002, including accrual of discount and amortization of premiums, arose from the following sources:

                                                        2003            2002
                                                      --------        --------
Bonds ............................................    $ 36,010        $ 47,943
Preferred stocks .................................         243           5,085
Common stocks ....................................          --              34
Mortgage loans on real estate ....................       1,551           2,058
Policy loans .....................................       1,684            (104)
Cash and short-term investments ..................         460           2,053
Other invested assets ............................          --           2,065
Miscelleaneous investment income .................          24              --
                                                      --------        --------
   Total gross investment income .................      39,972          59,134
Investment expenses ..............................      (1,086)         (1,865)
                                                      --------        --------
Net investment income ............................    $ 38,886        $ 57,269
                                                      ========        ========

   There was no accrued investment income excluded from surplus during 2003. Accrued investment income excluded from surplus at December 31, 2002 amounted to $2 which consists principally of bond interest where collection was not probable.

COMMON STOCKS

   Common stock held by the Company at December 31, 2002 was $10 which was sold in 2003; resulting in a realized gain of $24.

MORTGAGE LOANS

   At December 31, 2003, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 25%, 18% and 17% of the mortgage loan balance was on properties located in Michigan, West Virginia and New York, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

   During 2003, the respective minimum and maximum lending rates for mortgage loans were approximately 9% and 10% for residential, 7% and 11% for commercial loans, and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. There were no interest payments that were overdue as of December 31, 2003. At December 31, 2002, the Company held mortgages aggregating $12, with interest overdue beyond 180 days (excluding accrued interest). During 2003 and 2002, the Company had no impaired mortgage loans.

   During 2003 and 2002, no new mortgage loans were issued and no rates were reduced on existing mortgages. Effective March 26, 2004, the Company sold its credit tenant loans and mortgage loans to Regency Bank for $53,400 at 102.4% premium to face value.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

   The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, our investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

   The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the risk that the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

   There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

   Unrealized losses on fixed maturity securities--by investment age as of December 31, 2003 is as follows:

                                                       LESS THAN 12 MONTHS       12 MONTHS OR MORE            TOTAL
                                                      ----------------------- ----------------------- ---------------------
                                                         NAIC                   NAIC                    NAIC
                                                        MARKET    UNREALIZED   MARKET    UNREALIZED    MARKET    UNREALIZED
                                                         VALUE      LOSSES      VALUE      LOSSES       VALUE      LOSSES
                                                      --------- ------------- --------- ------------- --------- -----------
Fixed maturities:
   U.S. Treasury securities
      and obligations of US
   Government corporations
      and agencies ..............................       $   553      $   (3)    $    --     $    --    $   553      $    (3)
   States and political
      subdivisions ..............................            --          --       1,475         (32)     1,475          (32)
   Corporate Securities .........................        32,675        (775)      9,951      (1,406)    42,626       (2,181)
                                                       --------      ------     ------      -------    -------      -------
   Total debt securities ........................       $33,228      $ (778)    $11,426     $(1,438)   $44,654      $(2,216)
                                                       ========      ======     =======     =======    =======      =======

5.   POLICY AND CLAIM RESERVES

   As of December 31, 2003 and 2002, the Company had $3,527,948 and  $5,398,813,
respectively of individual and group life insurance in force. On $312,206 and $450,162 of insurance in force as of December 31, 2003 and 2002, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,000 and $1,087 at December 31, 2003 and 2002, respectively.

   Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

   GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")--Certain of the Company variable products provide an annuitization benefits equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

5.   POLICY AND CLAIM RESERVES (CONTINUED)

   GUARANTEED MINIMUM DEATH BENEFIT ("GMDB")--These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

   At December 31, 2003, the Company had the following with guaranteed benefits as follows:

BENEFIT AND TYPE OF RISK               SUBJECTED ACCOUNT VALUE              GROSS RESERVE             REINSURANCE RESERVE CREDIT
------------------------               -----------------------              -------------             --------------------------
GMDB                                            $ 946,295                        $31,890                        $17,685
GMIB                                                3,863                             11                             11

   At December 31, 2002, the Company had the following with guaranteed benefits as follows:

BENEFIT AND TYPE OF RISK               SUBJECTED ACCOUNT VALUE              GROSS RESERVE             REINSURANCE RESERVE CREDIT
------------------------               -----------------------              -------------             --------------------------
GMDB                                           $1,048,235                        $39,126                        $27,302
GMIB                                                3,811                             29                             29

   At December 31, 2003, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                             2003
                                                                 -------------------------------
                                                                   AMOUNT             % OF TOTAL
                                                                 ----------           ----------
A. Subject to discretionary withdrawal:
   1. With market value adjustment ...........................   $1,006,126               62.2%
   2. At book value less current surrender charge
      of 5% or more ..........................................       99,214                6.1%
   3. At fair value ..........................................           --                0.0%
                                                                 ----------           ---------
   4. Total with adjustment or at fair value .................    1,105,340               68.3%
   5. At book value without adjustment
      (minimal or no charge or adjustment) ...................      448,793               27.7%
B. Not subject to discretionary withdrawal ...................       63,951                4.0%
                                                                 ----------           ---------
C. Total (gross: direct + assumed) ...........................    1,618,084              100.0%
                                                                 ---------            ---------
D. Reinsurance ceded .........................................        6,536                  --
                                                                 ----------           ---------
E. Total (net)* (C)-(D) ......................................   $1,611,548              100.0%
                                                                 ==========           =========

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments as of December 31, 2003 are as follows:

                                                         CARRYING
                                                           VALUE      FAIR VALUE
                                                         --------     ----------
Bonds ...............................................    $571,081      $599,230
Preferred stocks ....................................       3,345         3,710
Cash and short-term investments .....................      20,804        20,804
Policy loans ........................................      22,843        22,843
Mortgage loans on real estate .......................      18,222        18,265

LIABILITIES
Policy and contract reserves ........................    $619,627      $602,062

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Amounts related to the Company's financial instruments as of December 31, 2002 are as follows:

                                                         CARRYING
                                                           VALUE      FAIR VALUE
                                                         --------     ----------
Bonds .................................................  $600,024      $599,260
Preferred stocks ......................................     3,345         3,254
Common stocks .........................................        10            10
Cash and short-term investments .......................    75,547        75,547
Policy loans ..........................................    22,435        22,435
Mortgage loans on real estate .........................    21,790        22,611

LIABILITIES
Policy and contract reserves ..........................  $692,622      $633,682

   BONDS AND EQUITY SECURITIES--Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

   CASH AND SHORT-TERM INVESTMENTS--The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

   POLICY LOANS--The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

   MORTGAGE LOANS ON REAL ESTATE--Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

   POLICY AND CONTRACT RESERVES--Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

   The fair values of other policyholder liabilities were calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.   REINSURANCE

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

   The Company reinsures 100% of its life and accident and health business to Protective and WNIC (See Note 1). The total reserves transferred under these agreements were $431,558 and $503,678, respectively, as of year end 2003 and 2002. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net to tax.

   The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $17,459 and $26,400 of its $31,889 and $39,126, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation as of year end 2003 and 2002.

   Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2003 and 2002 were approximately ($175) and $500, respectively.

   No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2003 and 2002, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

7.   REINSURANCE (CONTINUED)

   Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:
                                                           2003          2002
                                                         --------      --------
Premiums, annuity and fund deposits ..................   $ 57,972      $ 40,118
Policyholder benefits ................................     59,201        67,653
Change in insurance and annuity reserves .............    (53,658)      464,518
Policy and contract reserves .........................    490,383       544,041

   The Company reinsures certain of its risks with other companies which are accounted for as transfers of risk. For 2003, the Company retains no risk for its life insurance and accident and health contracts. Such contracts were ceded to three reinsurers during 2002 in conjunction with the sale of Conseco Variable Life Insurance Company by Conseco Financial Services to Inviva. Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

   In 2003, the Company did not enter into any new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

   There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2003. The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $23 at December 31, 2002. During 2003 and 2002, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

   The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $250 and $300 as of December 31, 2003 and 2002, respectively):

SHORT DURATION CONTRACTS                         2003                 2002
                                               --------             --------
Direct premiums .............................  $ 12,763             $ 15,113
Reinsurance assumed .........................        --                   30
Reinsurance ceded ...........................    12,763                3,941
                                               --------             --------
Premiums ....................................  $     --             $ 11,202
                                               ========             ========

LONG DURATION CONTRACTS

Direct premiums .............................  $173,445             $333,540
Reinsurance ceded ...........................    37,917               36,177
                                               --------             --------
Premiums ....................................  $135,528             $297,363
                                               ========            =========

   The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no estimated amount of the aggregate reduction in surplus of a unilateral cancellation by the reinsurer as of the date of the financial statements for those agreements in which cancellation results in a net obligation of the Company to the reinsurer and for which such obligation is not presently accrued. The Company held no reinsurance credit for the unilateral cancellation by the reinsurer.

8.   COMMITMENTS AND CONTINGENCIES

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   From November 2003 to present, the Company has been subject to informal investigations by the New York Attorney General's office and the Securities and Exchange Commission regarding potential market timing and late trading activities. While the Company has cooperated in these investigations, it is impossible to predict their outcome and whether or not the Company will incur any loss, material or otherwise. The Company has not established any loss reserves pending the outcome of these investigations.

   On March 12, 2004, the Company received a Wells notice from the Northeast Regional Office of the Securities and Exchange Commissions, advising the Company that the staff was considering recommending to the Commission that a civil injunctive action be filed against the Company alleging various violations of the Securities Act, the Securities and Exchange Act and the Investment Company Act, as well as aiding and abetting violations of the Investment Advisors Act. The staff orally informed the Company that the action was based on

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

8.   COMMITMENTS AND CONTINGENCIES (CONTINUED)

alleged market timing activity that was processed through variable annuity contracts issued by Jefferson National. The New York Attorney General also orally advised the Company that it was considering filing a proceeding under the New York Martin Act based on the same allegations. On March 23, 2004, the Company met with the staff of the SEC and the New York Attorney General to respond to the Wells notice, at which time it presented its views as to why no action was justified against the Company on the facts and law. No decision as to what the respective staffs' recommendation might be was communicated to the Company at that time. The Company is continuing to cooperate with both the SEC staff and the New York Attorney General in their investigations.

   The Company has established a liability for guaranty fund assessments on several insolvencies of $400, as of December 31, 2003 and 2002. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2003 and 2002, the Company has estimated probable recoveries through premium tax credits of $485 and $701, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9.   FEDERAL INCOME TAXES

   For 2002, the Company filed two federal income tax returns. The first return was consolidated return filed by Conseco, Inc. and covered the period January 1, 2002 through September 30, 2002. The Company was subject to a tax sharing agreement as part of the consolidated Conseco tax return filed with the Internal Revenue Service. The tax allocation method was based upon separate return calculations with current credit for net losses subject to certain limitations. The second return included the period October 1, 2002 through December 31, 2002 and was filed a separate life insurance company federal income tax return. The Company will file a separate life insurance company federal income tax return for 2003.

   As of December 31, 2003, the Company had operating loss carryforwards of approximately $6,700, which begin to expire in 2018. As of December 31, 2003, the Company had capital loss carryforwards of approximately $41,100, which begin to expire in 2007.

   The federal income tax payable at December 31, 2002 of $9,259 included $5,989 payable to Conseco and $3,270 payable to the Internal Revenue Service. The federal income tax recoverable at December 31, 2002 of $10,127 included $15,509 receivable from Conseco Life of Texas and $5,382 payable to Conseco.

   Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:
                                                              2003        2002
                                                             -------     -------
Gross deferred tax asset .................................   $34,027     $34,440
Gross deferred tax liabilities ...........................         7          47
                                                             -------     -------
   Sub-Total .............................................    34,020      34,393
Nonadmitted deferred tax assets ..........................    30,617      30,227
                                                             -------     -------
Net deferred tax asset ...................................     3,403       4,166
                                                             -------     -------
   Decrease in non-admitted gross deferred tax asset .....   $   390     $ 3,280
                                                             =======     =======

   The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:


DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN           2003         2002        Change
-------------------------------------------         -------      -------       -------
Net operating loss carryforwards ................   $ 2,355      $    --       $ 2,355
Capital loss carryforward .......................    14,401           --        14,401
Insurance reserves ..............................     1,536        1,894          (358)
Proxy DAC .......................................     2,954        3,832          (878)
Investments .....................................    11,646       17,051        (5,405)
Other ...........................................     1,135        1,506          (371)
                                                    -------      -------       -------
Gross DTAs ......................................    34,027       24,283         9,744
Nonadmitted DTAs ................................    30,617       20,070        10,547
                                                    -------      -------       -------
Net admitted DTA ................................     3,410        4,213          (803)
                                                    =======      =======       =======

DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN           2003         2002        Change
-------------------------------------------         -------      -------       -------
Investment income ...............................        --           40           (40)
Other ...........................................         7            7            --
                                                    -------      -------       -------
Gross DTLs ......................................         7           47           (40)
                                                    =======      =======       =======
Net admitted deferred tax assets ................   $ 3,403      $ 4,166       $  (763)
                                                    =======      =======       =======

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

9.   FEDERAL INCOME TAXES (CONTINUED)

   Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                                                    2003          2002
                                                                                  ---------     --------
Current income tax expense on operating income .................................  $   (792)     $  8,075
Prior year over accrual of tax .................................................    (5,628)       (5,242)
Ceding commission ..............................................................     8,526         2,101
Other ..........................................................................        --           641
                                                                                  --------      --------
Current income taxes incurred ..................................................  $  2,106      $  5,575
                                                                                  ========      ========
   The significant books to tax differences in 2003 are as follows:
                                                                                    100%          35%
                                                                                  ---------     --------
Statutory income before taxes ..................................................  $ 12,069      $  4,224
Reserve adjustment .............................................................       340           119
Deferred acquisition costs .....................................................      (963)         (337)
Ceding commission ..............................................................   (15,835)       (5,542)
IMR ............................................................................    (1,812)         (634)
Other ..........................................................................      (528)         (185)
                                                                                  --------      --------
Total adjustments ..............................................................   (18,798)       (6,579)
                                                                                  --------      --------
Taxable loss from operations ...................................................  $ (6,729)     $ (2,355)
                                                                                  ========      ========

10. RELATED PARTY TRANSACTIONS

   The Company has a service agreement with Inviva, Inc, which covers certain general and administrative expenses and taxes, licenses and fees. During 2003 and 2002, operating expenses of $26,491 and $2,864, respectively, were charged to the Company and are reflected in the accompanying statements of operations. The terms of the settlement require that these amounts be charged at least quarterly and settled within 30 days. Included in the 2003 operating expenses that Inviva charged JNL are $13,295 of non-recurring expenses related to the transition of JNL's operations to Inviva.

   Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2003 under these agreements was $3,304.

   4086 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $128 and $126 in 2003 and 2002, respectively.

   The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

   During 2003 and 2002, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

   The Company had four types of agreements with Conseco affiliates during 2002. All except the agreement with 4086 Mortgage advisors were terminated during 2003. This agreement was terminated effective March 26, 2004 (see Note 4). Conseco Services, LLC provided certain administrative services to the Company at 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. 4086 Investment Advisor (formerly known as Conseco Capital Management, Inc and Conseco Securities, Inc.) provided administrative services in connection with the Company's variable products and provided investment accounting services and managed the Company's investments. Expense incurred under these agreements totaled $2,574 and $23,524 in 2003 and 2002, respectively.

   The Company declared an ordinary dividend in the amount of $7,300 on April 17, 2002 to its previous sole shareholder, Conseco Life Insurance Company of Texas. An extraordinary dividend in the amount of $68,000 was declared on April 18, 2002, subject to the receipt of a ceding commission from the coinsurance of 100% of the Company's life insurance in force to an unaffiliated insurer. The ceding commission in the amount of $49,500 was received on June 28, 2002. The declared dividends totaling $75,300 was paid on October 23, 2002.

   On October 23, 2002, the Company sold certain invested assets to Conseco Health Insurance Company, a former affiliate, for cash in the amount of $25,189 after approval by the Texas Department of Insurance.

   During 2002, the Company recognized an impairment write down in the amount of $16,401 on its investment in collateralized obligations issued by securitization trusts through Conseco Finance Corp. These securities were sold during 2002.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

ANNUAL STATEMENT AS OF DECEMBER 31, 2003
(DOLLARS IN THOUSANDS, EXCEPT IN-FORCE DATA)

--------------------------------------------------------------------------------

11. SEPARATE ACCOUNTS

   Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

   Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the year ended December 31, are as follows:

                                                                          2003                                 2002
                                                            --------------------------------      ----------------------------
                                                              SEPARATE                             SEPARATE
                                                              ACCOUNTS             NON-            ACCOUNTS           NON-
                                                                WITH            GUARANTEED           WITH          GUARANTEED
                                                             GUARANTEES          SEPARATE         GUARANTEES        SEPARATE
                                                               INDEXED           ACCOUNTS           INDEXED         ACCOUNTS
                                                            ------------      --------------      -----------    -------------
Premiums, deposits and other considerations ................  $    179          $  120,884          $    44        $  255,664
                                                              ========          ==========          =======        ==========
For accounts with assets at:
Market value ...............................................  $  1,509          $1,005,033          $ 1,355        $1,075,492
                                                              ========          ==========          =======        ==========
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment ...............................  $  1,509          $       --          $ 1,355        $       --
At market value ............................................        --           1,001,746               --         1,072,219
                                                              --------          ----------          -------        ----------
Subtotal ...................................................     1,509           1,001,746            1,355         1,072,219
   Not subject to discretionary withdrawal .................        --               3,287               --             3,273
                                                              --------          ----------          -------        ----------
Total separate account liabilities .........................  $  1,509          $1,005,033          $ 1,355        $1,075,492
                                                              ========          ==========          =======        ==========

   Amounts transferred to and from non-guaranteed separate accounts in the Statement of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:
                                                          2003           2002
                                                       ---------      ---------
Transfers to Separate Accounts .....................   $ 118,853      $ 256,874
Transfers from Separate Accounts ...................     413,010        462,904
                                                       ---------      ---------
Net transfers from Separate Accounts ...............   $(294,157)     $(206,030)
                                                       =========      =========

12. EMPLOYEE BENEFITS

   The Company provides certain health care and life insurance benefits ("postretirement benefits") for currently retired employees only. Health care benefits for retirees under age 65 are generally the same as indemnity benefits offered to active employees; health care benefits coordinate with Medicare benefits for retirees 65 and older. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested.

   The liabilities for these unfunded plans are included in general expenses due and accrued.

   A summary of obligations and assumptions of the Postretirement Benefit plans is as follows at December 31, 2003 and 2002:

CHANGE IN BENEFIT OBLIGATION                                    2003     2002
                                                              --------  --------
a. Benefit obligation at the beginning of the year ........     $662      $630
b. Service cost ...........................................       --        --
c. Interest cost ..........................................       53        50
d. Contribution by plan participants ......................        2         2
e. Actuarial gain .........................................      (79)      (10)
f. Benefits paid ..........................................      (10)      (10)
                                                                ----      ----
g. Benefit obligation at the end of the year ..............     $628      $662
                                                                ====      ====

   The discount rate used in determining the accumulated post retirement benefit obligations was 8.0%

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONCLUDED)

ANNUAL STATEMENT AS OF DECEMBER 31, 2003
(DOLLARS IN THOUSANDS, EXCEPT IN-FORCE DATA)

--------------------------------------------------------------------------------

12. EMPLOYEE BENEFITS (CONTINUED)

   The assumed health care cost trend rate was 12% graded to 5% over 12 years. A 1% change in the assumed health care cost trend rate would have the following effects:

                                                                    1% INCREASE     1% DECREASE
                                                                   -------------   -------------
a. Effect on total of service and interest cost component .......            17            (13)
b. Effect on postretirement benefit obligation ..................            20            (16)

13. CAPITAL AND SURPLUS

   The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2003 was $9,963. Statutory surplus as regards policyholders as of December 31, 2003 was $55,525. The maximum dividend payout which may be made without prior approval in 2004 is $9,963.

   As allowed by the Texas Department of Insurance, effective with the filing of its 2003 annual statement, the Company has restated its surplus account balances to reflect an unassigned surplus balance as of December 31, 2002 of $0, a $32,038 increase from the balance filed on its 2002 audited financial statements. This increase is offset by a corresponding adjustment to paid-in-surplus. The effect of those adjustments does not change total capital and surplus but better reflects the ongoing results of the Company subsequent to its acquisition by Inviva, Inc. in 2002.

   Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003 and 2002, respectively, the Company meets its RBC requirements.

14. RECONCILIATION TO STATUTORY ANNUAL STATEMENT

   The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements:

                                                                             CAPITAL AND     NET INCOME
                                                                               SURPLUS       YEAR ENDED
                                                                             DECEMBER 31,    DECEMBER 31,
                                                                                 2002            2002
                                                                             ------------    ------------
As reported in Annual Statement ...........................................    $ 61,586        $ (19,475)
Deduct nonadmitted receivable from affiliate-capital contribution .........      (7,500)             --
Decrease in insurance annuity reserves ....................................       1,000            1,000
Decrease other miscellaneous ..............................................         106              106
Decrease in ceding commission income recognized ...........................         --           (11,660)
                                                                               --------        ---------
Total as reported in the accompanying audited statutory-basis
   balance sheet ..........................................................    $ 55,192        $ (30,029)
                                                                               ========        =========

   The Company recorded a receivable from its parent, Inviva, as a capital contribution at December 31, 2002. This amount was collected in March 2003. Under NAIC SAP capital contribution receivables not collected by the date on which the annual statement is filed, must be non-admitted. Following correspondence during March 2003 with the Texas Department of Insurance, it was agreed that restatement and refilling of the Annual Statement was not required for this item.

   Other miscellaneous is comprised of the following adjustments: policy loans, accrued interest and expenses, reinsurance recoverables, other-than temporary impairments, current tax expenses, deferred tax assets, non-admitted deferred tax assets and other post-retirement benefits.

   In 2003, there is no adjustment from the filing of the Company's annual statement on February 29, 2004 to these financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2003

                        JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2003

==================================================================================================================================
JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT                                                                      PAGE
Statement of Assets and Liabilities as of December 31, 2003...................................................................   1
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2003.........................   2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2002.........................   7
Notes to Financial Statements.................................................................................................  11
Report of Independent Auditors................................................................................................  19

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                                                                SHARES       COST         VALUE
                                                                                           =======================================
Assets:
   Investments in Rydex Variable Trust portfolio shares, at net asset value (Note 2):
     Arktos Fund.......................................................................        23,692.9  $   569,576   $   570,761
     Banking Fund......................................................................         7,931.7      248,967       257,780
     Basic Materials Fund..............................................................        20,662.0      544,454       572,129
     Biotechnology Fund................................................................        26,607.9      515,258       508,210
     Consumer Products Fund............................................................         2,863.1       80,643        84,147
     Electronics Fund..................................................................        43,148.5      718,053       728,346
     Energy Fund.......................................................................        13,879.6      282,045       311,598
     Energy Services Fund..............................................................         6,269.4       93,987        97,740
     Financial Services Fund...........................................................        55,933.7    1,336,356     1,454,277
     Health Care Fund..................................................................        54,571.6    1,280,401     1,324,998
     Internet Fund.....................................................................        31,765.4      435,098       466,315
     Juno Fund.........................................................................         1,864.1       45,821        46,267
     Large Cap Europe Fund.............................................................        74,439.2    1,871,769     1,702,425
     Large Cap Japan Fund..............................................................        19,869.5      488,847       500,116
     Leisure Fund......................................................................         9,657.5      191,800       200,876
     Medius Fund.......................................................................         6,786.5      176,740       167,898
     Mekros Fund.......................................................................        28,604.0      943,293       850,968
     Nova Fund.........................................................................     1,454,069.3    9,907,912    10,483,840
     OTC Fund..........................................................................       692,993.3    8,799,623     9,119,791
     Precious Metals Fund..............................................................       112,159.6    1,041,622     1,120,474
     Real Estate Fund..................................................................        35,369.8    1,093,739     1,069,937
     Retailing Fund....................................................................         8,488.8      222,365       220,624
     Technology Fund...................................................................        95,884.9    1,386,349     1,426,767
     Telecommunications Fund...........................................................         5,204.4       91,153        94,824
     Titan 500 Fund....................................................................        51,994.5    1,185,744     1,122,560
     Transportation Fund...............................................................         2,373.7       59,295        61,646
     U.S. Government Bond Fund.........................................................       110,387.1    1,290,083     1,288,217
     U.S. Government Money Market Fund.................................................    16,472,148.9   16,472,149    16,472,150
     Ursa Fund.........................................................................       101,725.3      612,652       587,972
     Utilities Fund....................................................................        14,968.8      215,107       223,933
     Velocity 100 Fund.................................................................       339,332.2    7,547,939     7,373,689
----------------------------------------------------------------------------------------------------------------------------------
       Total assets....................................................................                                $60,511,275
==================================================================================================================================

                                                                                                                         TOTAL VALUE
                                                                                               UNITS        UNIT VALUE     OF UNITS
                                                                                         ===========================================
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Arktos Fund.......................................................................      59,940.717    $  9.522090   $   570,761
     Banking Fund......................................................................      20,303.098      12.696561       257,780
     Basic Materials Fund..............................................................      53,473.019      10.699404       572,129
     Biotechnology Fund................................................................      68,843.238       7.382136       508,210
     Consumer Products Fund............................................................       7,342.959      11.459482        84,147
     Electronics Fund..................................................................     104,139.914       6.993916       728,346
     Energy Fund.......................................................................      36,022.905       8.649994       311,598
     Energy Services Fund..............................................................      15,009.339       6.511919        97,740
     Financial Services Fund...........................................................     144,277.299      10.079732     1,454,277
     Health Care Fund..................................................................     141,373.344       9.372335     1,324,998
     Internet Fund.....................................................................      82,446.729       5.655960       466,315
     Juno Fund.........................................................................       4,704.150       9.835261        46,267
     Large Cap Europe Fund.............................................................     153,879.249      11.063381     1,702,425
     Large Cap Japan Fund..............................................................      51,368.668       9.735809       500,116
     Leisure Fund......................................................................      25,065.757       8.013960       200,876
     Medius Fund.......................................................................      11,324.944      14.825512       167,898
     Mekros Fund.......................................................................      53,796.257      15.818348       850,968
     Nova Fund.........................................................................   1,056,614.849       9.922102    10,483,840
     OTC Fund..........................................................................     698,415.521      13.057830     9,119,791
     Precious Metals Fund..............................................................     116,877.463       9.586743     1,120,474
     Real Estate Fund..................................................................      85,538.182      12.508299     1,069,937
     Retailing Fund....................................................................      21,133.858      10.439356       220,624
     Technology Fund...................................................................     202,569.880       7.043334     1,426,767
     Telecommunications Fund...........................................................      13,517.405       7.014943        94,824
     Titan 500 Fund....................................................................      77,222.819      14.536632     1,122,560
     Transportation Fund...............................................................       6,160.788      10.006121        61,646
     U.S. Government Bond Fund.........................................................      92,024.553      13.998626     1,288,217
     U.S. Government Money Market Fund.................................................   1,465,174.688      11.242448    16,472,150
     Ursa Fund.........................................................................      95,305.239       6.169357       587,972
     Utilities Fund....................................................................      37,849.358       5.916417       223,933
     Velocity 100 Fund.................................................................     453,739.709      16.250922     7,373,689
------------------------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves...........                                  $60,511,275
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                                             BASIC           BIO-         CONSUMER
                                                               ARKTOS        BANKING       MATERIALS      TECHNOLOGY      PRODUCTS
                                                            ===========    ===========    ===========    ===========    ===========
Investment income:
   Income dividends from investments
     in portfolio shares ................................   $    17,900    $     1,231    $         9    $        --    $        80
Expenses:
   Mortality and expense risk fees ......................        31,744          1,769            950          9,848          1,229
   Administrative fees ..................................         3,809            212            114          1,181            147
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................        35,553          1,981          1,064         11,029          1,376
-----------------------------------------------------------------------------------------------------------------------------------
       Net Investment Income (Expense) ..................       (17,653)          (750)        (1,055)       (11,029)        (1,296)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................   $(1,278,098)        28,275          4,903        129,291          8,347
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............            --             --             --             --            848
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............            --             --             --             --             10
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares .................................    (1,278,098)        28,275          4,903        129,291          9,205
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................       (13,267)        10,929         26,971          4,690          7,718
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ..............................   $(1,309,018)   $    38,454    $    30,819    $   122,952    $    15,627
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                                             BASIC           BIO-         CONSUMER
                                                               ARKTOS        BANKING       MATERIALS      TECHNOLOGY      PRODUCTS
                                                            ===========    ===========    ===========    ===========    ===========
Changes from operations:
   Net investment income (expense) ......................   $   (17,653)   $      (750)   $    (1,055)   $   (11,029)   $    (1,296)
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................    (1,278,098)        28,275          4,903        129,291          9,205
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................       (13,267)        10,929         26,971          4,690          7,718
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations ....................................    (1,309,018)        38,454         30,819        122,952         15,627
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..         4,268           (263)           310         15,026           (460)
   Contract redemptions .................................      (270,232)       (28,560)        (1,948)       (54,823)       (13,386)
   Net transfers ........................................     1,470,870         19,999        473,588        140,563       (157,978)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ...............     1,204,906         (8,824)       471,950        100,766       (171,824)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ............      (104,112)        29,630        502,769        223,718       (156,197)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................       674,873        228,150         69,360        284,492        240,344
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................   $   570,761    $   257,780    $   572,129    $   508,210    $    84,147
===================================================================================================================================

(a)   For the period 5/1/03 (inception of fund) through 12/31/03.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                    ENERGY         FINANCIAL        HEALTH                                         LARGE CAP
  ELECTRONICS       ENERGY         SERVICES        SERVICES          CARE          INTERNET        JUNO (A)         EUROPE
=============   =============   =============   =============   =============   =============   =============   =============
$          --   $          --   $          --   $         689   $          --   $          --   $          --   $     307,248

        3,104           2,212             983          10,620           9,390           1,455           1,869           7,800
          372             265             118           1,275           1,127             175             225             936
-----------------------------------------------------------------------------------------------------------------------------
        3,476           2,477           1,101          11,895          10,517           1,630           2,094           8,736
-----------------------------------------------------------------------------------------------------------------------------
       (3,476)         (2,477)         (1,101)        (11,206)        (10,517)         (1,630)         (2,094)        298,512
-----------------------------------------------------------------------------------------------------------------------------


       88,161          33,241           4,866         166,013         205,233           6,212          32,144         379,230

           --              --              --              --              --              --              --              --

           --              --              --              --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------

       88,161          33,241           4,866         166,013         205,233           6,212          32,144         379,230
-----------------------------------------------------------------------------------------------------------------------------

       21,825          16,561            (395)        124,809          63,518          37,305             445        (170,296)
-----------------------------------------------------------------------------------------------------------------------------

$     106,510   $      47,325   $       3,370   $     279,616   $     258,234   $      41,887   $      30,495   $     507,446
=============================================================================================================================

=============================================================================================================================
                                    ENERGY         FINANCIAL        HEALTH                                         LARGE CAP
  ELECTRONICS       ENERGY         SERVICES        SERVICES          CARE          INTERNET        JUNO (A)         EUROPE
=============   =============   =============   =============   =============   =============   =============   =============
$      (3,476)  $      (2,477)  $      (1,101)  $     (11,206)  $     (10,517)  $      (1,630)  $      (2,094)  $     298,512

       88,161          33,241           4,866         166,013         205,233           6,212          32,144         379,230

       21,825          16,561            (395)        124,809          63,518          37,305             445        (170,296)
-----------------------------------------------------------------------------------------------------------------------------

      106,510          47,325           3,370         279,616         258,234          41,887          30,495         507,446
-----------------------------------------------------------------------------------------------------------------------------

          (27)          3,116            (110)         (1,241)         (4,610)         (3,058)          2,226         (30,070)
      (21,443)         (9,821)        (10,780)        (25,971)        (31,140)        (10,601)         (6,006)        (50,986)
      537,871         (60,082)         (1,417)        159,486         237,652         395,636          19,552         607,614
-----------------------------------------------------------------------------------------------------------------------------

      516,401         (66,787)        (12,307)        132,274         201,902         381,977          15,772         526,558
-----------------------------------------------------------------------------------------------------------------------------
      622,911         (19,462)         (8,937)        411,890         460,136         423,864          46,267       1,034,004
-----------------------------------------------------------------------------------------------------------------------------
      105,435         331,060         106,677       1,042,387         864,862          42,451              --         668,421
-----------------------------------------------------------------------------------------------------------------------------
$     728,346   $     311,598   $      97,740   $   1,454,277   $   1,324,998   $     466,315   $      46,267   $   1,702,425
=============================================================================================================================

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)

===================================================================================================================================
                                                             LARGE CAP
                                                               JAPAN         LEISURE       MEDIUS (A)     MEKROS (A)        NOVA
                                                            ===========    ===========    ===========    ===========    ===========
Investment income:
   Income dividends from investments
     in portfolio shares ................................   $        --    $        --    $        --    $    41,409    $        --
Expenses:
   Mortality and expense risk fees ......................         3,224            904          1,498          3,014         83,014
   Administrative fees ..................................           387            109            180            362          9,962
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................         3,611          1,013          1,678          3,376         92,976
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................        (3,611)        (1,013)        (1,678)        38,033        (92,976)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................       (56,996)        (4,607)        44,459         12,700      1,827,673
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............            --             --          6,593         26,955             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............            --             --          7,954         16,703             --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares .................................       (56,996)        (4,607)        59,006         56,358      1,827,673
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................        10,476         27,109         (8,842)       (92,324)       802,867
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ..............................   $   (50,131)   $    21,489    $    48,486    $     2,067    $ 2,537,564
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)

===================================================================================================================================
                                                             LARGE CAP
                                                               JAPAN         LEISURE       MEDIUS (A)     MEKROS (A)        NOVA
                                                            ===========    ===========    ===========    ===========    ===========
Changes from operations:
   Net investment income (expense) ......................   $    (3,611)   $    (1,013)   $    (1,678)   $    38,033    $   (92,976)
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................       (56,996)        (4,607)        59,006         56,358      1,827,673
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................        10,476         27,109         (8,842)       (92,324)       802,867
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ..................................       (50,131)        21,489         48,486          2,067      2,537,564
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..        30,259            (38)       (43,133)       (23,754)       363,800
   Contract redemptions .................................       (12,514)       (12,403)        (3,802)        (8,470)      (908,117)
   Net transfers ........................................       482,471         91,696        166,347        881,125      2,527,330
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ...............       500,216         79,255        119,412        848,901      1,983,013
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ............       450,085        100,744        167,898        850,968      4,520,577
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................        50,031        100,132             --             --      5,963,263
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................   $   500,116    $   200,876    $   167,898    $   850,968    $10,483,840
===================================================================================================================================

(a)   For the period 5/1/03 (inception of fund) through 12/31/03.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                                                      TELE-                          TRANS-
      OTC      PRECIOUS METALS  REAL ESTATE (A)     RETAILING      TECHNOLOGY    COMMUNICATIONS  TITAN 500 (A)     PORTATION
=============  ===============  ===============  =============   =============   ==============  =============   =============
$          --   $          --    $      26,889   $          --   $          --   $          --   $          --   $          --

       74,456          11,678            1,582           1,650          13,518           6,329           6,071             293
        8,935           1,402              189             198           1,622             759             729              35
------------------------------------------------------------------------------------------------------------------------------
       83,391          13,080            1,771           1,848          15,140           7,088           6,800             328
------------------------------------------------------------------------------------------------------------------------------
      (83,391)        (13,080)          25,118          (1,848)        (15,140)         (7,088)         (6,800)           (328)
------------------------------------------------------------------------------------------------------------------------------


    1,366,976         356,661              958          31,446         289,748         144,348         (83,086)           (656)

           --              --           41,695             438          98,739              12          51,304              --

           --              --            5,037               5              --              --          94,299              --
------------------------------------------------------------------------------------------------------------------------------

    1,366,976         356,661           47,690          31,889         388,487         144,360          62,517            (656)
------------------------------------------------------------------------------------------------------------------------------

      879,709        (101,880)         (23,802)          5,314         125,137           5,597         (63,184)          1,763
------------------------------------------------------------------------------------------------------------------------------

$   2,163,294   $     241,701    $      49,006   $      35,355   $     498,484   $     142,869   $      (7,467)  $         779
==============================================================================================================================

==============================================================================================================================
                                                                                      TELE-                          TRANS-
      OTC      PRECIOUS METALS  REAL ESTATE (A)     RETAILING      TECHNOLOGY    COMMUNICATIONS  TITAN 500 (A)     PORTATION
=============  ===============  ===============  =============   =============   ==============  =============   =============
$     (83,391)  $     (13,080)  $      25,118   $      (1,848)  $     (15,140)  $      (7,088)  $      (6,800)  $        (328)

    1,366,976         356,661          47,690          31,889         388,487         144,360          62,517            (656)

      879,709        (101,880)        (23,802)          5,314         125,137           5,597         (63,184)          1,763
------------------------------------------------------------------------------------------------------------------------------

    2,163,294         241,701          49,006          35,355         498,484         142,869          (7,467)            779
------------------------------------------------------------------------------------------------------------------------------

      354,597          (6,935)             76          12,702           8,134           1,543          79,384            (135)
     (841,492)        (95,854)         (1,947)        (13,888)        (44,105)        (67,498)        (65,194)           (851)
    1,843,528      (1,274,412)      1,022,802          45,999         234,292          (7,597)      1,115,837          12,984
------------------------------------------------------------------------------------------------------------------------------


    1,356,633      (1,377,201)      1,020,931          44,813         198,321         (73,552)      1,130,027          11,998
------------------------------------------------------------------------------------------------------------------------------
    3,519,927      (1,135,500)      1,069,937          80,168         696,805          69,317       1,122,560          12,777
------------------------------------------------------------------------------------------------------------------------------
    5,599,864       2,255,974              --         140,456         729,962          25,507              --          48,869
------------------------------------------------------------------------------------------------------------------------------
$   9,119,791   $   1,120,474   $   1,069,937   $     220,624   $   1,426,767   $      94,824   $   1,122,560   $      61,646
==============================================================================================================================

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)

==================================================================================================================================
                                                           U.S.         U.S.
                                                        GOVERNMENT   GOVERNMENT                             VELOCITY     COMBINED
                                                           BOND     MONEY MARKET     URSA      UTILITIES     100 (A)       TOTAL
                                                        ==========  ============  ==========   ==========  ==========   ==========
Investment income:
   Income dividends from investments
     in portfolio shares .............................  $   77,473   $    4,026   $       --   $    4,886  $  592,182   $1,074,022
Expenses:
   Mortality and expense risk fees ...................      29,570      233,593       41,320        3,778      10,920      609,385
   Administrative fees ...............................       3,549       28,031        4,959          454       1,310       73,128
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..................................      33,119      261,624       46,279        4,232      12,230      682,513
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............      44,354     (257,598)     (46,279)         654     579,952      391,509
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................    (476,282)          --     (597,488)      66,361     204,502    2,934,535
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............     224,384           --           --           --          --      450,968
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............      83,262           --           --           --          --      207,270
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ..............................    (168,636)          --     (597,488)      66,361     204,502    3,592,773
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................     (36,331)          --      (82,008)       7,153    (174,249)   1,413,318
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ...........................  $ (160,613)  $ (257,598)  $ (725,775)  $   74,168  $  610,205   $5,397,600
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)

==================================================================================================================================
                                                           U.S.         U.S.
                                                        GOVERNMENT   GOVERNMENT                             VELOCITY     COMBINED
                                                           BOND     MONEY MARKET     URSA      UTILITIES     100 (A)       TOTAL
                                                        ==========  ============  ==========   ==========  ==========   ==========
Changes from operations:
   Net investment income (expense) ....................  $   44,354  $   (257,598) $   (46,279) $     654  $  579,952  $    391,509
   Net realized gains (losses) on sales of investments
     in portfolio shares ..............................    (168,636)           --     (597,488)    66,361     204,502     3,592,773
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............     (36,331)           --      (82,008)     7,153    (174,249)    1,413,318
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ................................    (160,613)     (257,598)    (725,775)    74,168     610,205     5,397,600
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage)          249     2,455,670      238,365      3,497    (102,558)    3,356,830
   Contract redemptions ...............................    (352,625)   (8,624,218)    (563,925)   (12,609)   (159,757)  (12,324,966)
   Net transfers ......................................    (485,887)  (14,490,895)  (2,906,701)  (521,211)  7,025,799      (393,139)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .............    (838,263)  (20,659,443)  (3,232,261)  (530,323)  6,763,484    (9,361,275)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets ..............    (998,876)  (20,917,041)  (3,958,036)  (456,155)  7,373,689    (3,963,675)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................   2,287,093    37,389,191    4,546,008    680,088          --    64,474,950
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ....................  $1,288,217  $ 16,472,150  $   587,972  $ 223,933  $7,373,689  $ 60,511,275
===================================================================================================================================

(a)   For the period 5/1/03 (inception of fund) through 12/31/03.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

===================================================================================================================================
                                                                                             BASIC           BIO-         CONSUMER
                                                               ARKTOS        BANKING       MATERIALS      TECHNOLOGY      PRODUCTS
                                                            ===========    ===========    ===========    ===========    ===========
INVESTMENT INCOME:
   Income dividends from investments
     in portfolio shares ................................   $    37,108    $       832    $       302    $        --    $        78
Expenses:
   Mortality and expense risk fees ......................        43,454          4,095          2,810          7,889          4,263
   Administrative fees ..................................         5,215            491            337            947            511
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................        48,669          4,586          3,147          8,836          4,774
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................       (11,561)        (3,754)        (2,845)        (8,836)        (4,696)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................       837,437            340        (47,567)      (793,368)        (6,012)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............            --             --             --          1,157            517
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares .................................       837,437            340        (47,567)      (792,211)        (5,495)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................       (32,216)       (11,445)         1,254         15,118        (15,957)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations    $   793,660    $   (14,859)   $   (49,158)   $  (785,929)   $   (26,148)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

===================================================================================================================================
                                                                                             BASIC           BIO-         CONSUMER
                                                               ARKTOS        BANKING       MATERIALS      TECHNOLOGY      PRODUCTS
                                                            ===========    ===========    ===========    ===========    ===========
Changes from operations:
   Net investment income (expense) ......................   $   (11,561)   $    (3,754)   $    (2,845)   $    (8,836)   $    (4,696)
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................       837,437            340        (47,567)      (792,211)        (5,495)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................       (32,216)       (11,445)         1,254         15,118        (15,957)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ..................................       793,660        (14,859)       (49,158)      (785,929)       (26,148)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..        21,964             22            107          1,251           (243)
   Contract redemptions .................................    (1,795,742)       (72,548)       (12,087)       (94,358)       (71,784)
   Net transfers ........................................    (1,876,673)        33,597       (247,409)       118,914       (142,462)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ...............    (3,650,451)       (38,929)      (259,389)        25,807       (214,489)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ............    (2,856,791)       (53,788)      (308,547)      (760,122)      (240,637)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ...........................     3,531,664        281,938        377,907      1,044,614        480,981
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year ..............................   $   674,873    $   228,150    $    69,360    $   284,492    $   240,344
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                    ENERGY         FINANCIAL        HEALTH                         LARGE CAP       LARGE CAP
 ELECTRONICS        ENERGY         SERVICES        SERVICES          CARE          INTERNET         EUROPE           JAPAN
=============   =============   =============   =============   =============   =============   =============   =============
$          --   $          --   $          --   $          --   $          --   $          --   $          33   $          --

        2,977           3,321           3,588          14,357           5,655             831           3,383           6,426
          357             399             431           1,723             679             100             406             771
------------------------------------------------------------------------------------------------------------------------------
        3,334           3,720           4,019          16,080           6,334             931           3,789           7,197
------------------------------------------------------------------------------------------------------------------------------
       (3,334)         (3,720)         (4,019)        (16,080)         (6,334)           (931)         (3,756)         (7,197)
------------------------------------------------------------------------------------------------------------------------------


     (195,217)        (37,880)        (65,078)       (254,801)        (79,684)        (44,020)          1,052        (145,215)

        9,127              --           8,799           2,987           1,694              --           2,715              --

           --              --              --              --              --              --              --           2,383
------------------------------------------------------------------------------------------------------------------------------

     (186,090)        (37,880)        (56,279)       (251,814)        (77,990)        (44,020)          3,767        (142,832)
------------------------------------------------------------------------------------------------------------------------------

       31,242           1,059         (33,610)        (13,527)        (15,193)          1,440              (6)            793
------------------------------------------------------------------------------------------------------------------------------
$    (158,182)  $     (40,541)  $     (93,908)  $    (281,421)  $     (99,517)  $     (43,511)  $           5   $    (149,236)
=============================================================================================================================

=============================================================================================================================
                                    ENERGY         FINANCIAL        HEALTH                         LARGE CAP       LARGE CAP
 ELECTRONICS        ENERGY         SERVICES        SERVICES          CARE          INTERNET         EUROPE           JAPAN
=============   =============   =============   =============   =============   =============   =============   =============
$      (3,334)  $      (3,720)  $       4,019   $     (16,080)  $      (6,334)  $        (931)  $      (3,756)  $      (7,197)

     (186,090)        (37,880)        (56,279)       (251,814)        (77,990)        (44,020)          3,767        (142,832)

       31,242           1,059         (33,610)        (13,527)        (15,193)          1,440              (6)            793
------------------------------------------------------------------------------------------------------------------------------

     (158,182)        (40,541)        (93,908)       (281,421)        (99,517)        (43,511)              5        (149,236)
------------------------------------------------------------------------------------------------------------------------------

          585             (30)            188             467             (22)            649               8             (54)
      (29,359)        (15,740)        (31,141)       (129,761)        (27,077)        (13,987)        (13,179)        (78,195)
     (390,232)         75,570        (300,981)      1,162,379         493,024        (437,550)        636,057          64,481
------------------------------------------------------------------------------------------------------------------------------

     (419,006)         59,800        (331,934)      1,033,085         465,925        (450,888)        622,886         (13,768)
------------------------------------------------------------------------------------------------------------------------------
     (577,188)         19,259        (425,842)        751,664         366,408        (494,399)        622,891        (163,004)
------------------------------------------------------------------------------------------------------------------------------
      682,623         311,801         532,519         290,723         498,454         536,850          45,530         213,035
------------------------------------------------------------------------------------------------------------------------------
$     105,435   $     331,060   $     106,677   $   1,042,387   $     864,862   $      42,451   $     668,421   $      50,031
=============================================================================================================================

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

===================================================================================================================================
                                                                                                           PRECIOUS
                                                              LEISURE          NOVA            OTC          METALS        RETAILING
                                                            ===========    ===========    ===========    ===========    ===========
Investment income:
   Income dividends from investments
     in portfolio shares ................................   $        --    $   578,681    $        --    $        --    $        --
Expenses:
   Mortality and expense risk fees ......................         3,019        186,094        131,294         22,229          2,955
   Administrative fees ..................................           362         22,331         15,755          2,667            355
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................         3,381        208,425        147,049         24,896          3,310
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................        (3,381)       370,256       (147,049)       (24,896)        (3,310)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................       (15,311)    (7,925,317)    (6,083,698)       546,388        (47,310)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............            --             --             --             --          4,557
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares .................................       (15,311)    (7,925,317)    (6,083,698)       546,388        (42,753)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................       (22,724)      (557,410)        28,351        173,737        (14,539)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations    $   (41,416)   $(8,112,471)   $(6,202,396)   $   695,229    $   (60,602)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

===================================================================================================================================
                                                                                                           PRECIOUS
                                                              LEISURE          NOVA            OTC          METALS        RETAILING
                                                            ===========    ===========    ===========    ===========    ===========
CHANGES FROM OPERATIONS:
   Net investment income (expense) ......................   $    (3,381)   $   370,256    $  (147,049)   $   (24,896)   $    (3,310)
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................       (15,311)    (7,925,317)    (6,083,698)       546,388        (42,753)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................       (22,724)      (557,410)        28,351        173,737        (14,539)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ..................................       (41,416)    (8,112,471)    (6,202,396)       695,229        (60,602)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..            10          8,877         29,317          3,271           (144)
   Contract redemptions .................................       (33,078)    (3,058,113)    (2,921,811)      (412,814)       (19,759)
   Net transfers ........................................      (144,509)    (2,085,038)    (6,341,799)     1,645,129        (98,783)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ...............      (177,577)    (5,134,274)    (9,234,293)     1,235,586       (118,686)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ............      (218,993)   (13,246,745)   (15,436,689)     1,930,815       (179,288)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ...........................       319,125     19,210,008     21,036,553        325,159        319,744
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year ..............................   $   100,132    $ 5,963,263    $ 5,599,864    $ 2,255,974    $   140,456
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                     U.S.            U.S.
                     TELE-                        GOVERNMENT      GOVERNMENT                                       COMBINED
  TECHNOLOGY    COMMUNICATIONS  TRANSPORTATION       BOND        MONEY MARKET        URSA         UTILITIES          TOTAL
=============   ==============  ==============  =============   =============   =============   =============   =============
$          --   $          --   $          --   $     103,226   $     182,860   $     104,512   $          59   $   1,007,691

        9,085           1,688           2,195          35,522         284,056          84,938          12,531         878,655
        1,090             202             263           4,263          34,087          10,192           1,504         105,438
------------------------------------------------------------------------------------------------------------------------------
       10,175           1,890           2,458          39,785         318,143          95,130          14,035         984,093
------------------------------------------------------------------------------------------------------------------------------
      (10,175)         (1,890)         (2,458)         63,441        (135,283)          9,382         (13,976)         23,598
------------------------------------------------------------------------------------------------------------------------------


     (486,217)        (52,273)        (15,873)        107,198              --       1,101,401        (665,886)    (14,366,911)

       59,434              --              --              --              --              --              --          90,987

           --              --              --              --              --              --              --           2,383
------------------------------------------------------------------------------------------------------------------------------

     (426,783)        (52,273)        (15,873)        107,198              --       1,101,401        (665,886)    (14,273,541)
------------------------------------------------------------------------------------------------------------------------------

      (56,728)         (1,989)         (2,725)         14,393              --          90,986         (11,754)       (431,450)
------------------------------------------------------------------------------------------------------------------------------
$    (493,686)  $     (56,152)  $     (21,056)  $     185,032   $    (135,283)  $   1,201,769   $    (691,616)  $ (14,681,393)
=============================================================================================================================

=============================================================================================================================
                                                     U.S.            U.S.
                     TELE-                        GOVERNMENT      GOVERNMENT                                       COMBINED
  TECHNOLOGY    COMMUNICATIONS  TRANSPORTATION       BOND        MONEY MARKET        URSA         UTILITIES          TOTAL
=============   ==============  ==============  =============   =============   =============   =============   =============
$     (10,175)  $      (1,890)  $      (2,458)  $      63,441   $    (135,283)  $       9,382   $     (13,976)  $      23,598

     (426,783)        (52,273)        (15,873)        107,198              --       1,101,401        (665,886)    (14,273,541)

      (56,728)         (1,989)         (2,725)         14,393              --          90,986         (11,754)       (431,450)
------------------------------------------------------------------------------------------------------------------------------

     (493,686)        (56,152)        (21,056)        185,032        (135,283)      1,201,769        (691,616)    (14,681,393)
------------------------------------------------------------------------------------------------------------------------------

          (31)             --             (15)           (584)      7,119,771           4,300             186       7,189,850
      (48,823)         (4,885)        (64,549)       (700,763)    (18,637,081)     (2,230,283)       (104,815)    (30,621,732)
      886,899         (46,928)        (48,437)     (1,202,044)     10,360,958      (3,010,124)        762,571        (133,390)
------------------------------------------------------------------------------------------------------------------------------

      838,045         (51,813)       (113,001)     (1,903,391)     (1,156,352)     (5,236,107)        657,942     (23,565,272)
------------------------------------------------------------------------------------------------------------------------------
      344,359        (107,965)       (134,057)     (1,718,359)     (1,291,635)     (4,034,338)        (33,674)    (38,246,665)
------------------------------------------------------------------------------------------------------------------------------
      385,603         133,472         182,926       4,005,452      38,680,826       8,580,346         713,762     102,721,615
------------------------------------------------------------------------------------------------------------------------------
$     729,962   $      25,507   $      48,869   $   2,287,093   $  37,389,191   $   4,546,008   $     680,088   $  64,474,950
=============================================================================================================================

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003 AND 2002

(1) GENERAL

      Jefferson National Life Advisor Variable Annuity Account (the "Account") (formerly Conseco Advisor Variable Annuity Account prior to its name change effective May 1, 2003) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Prior to May 1, 2001, the Account was known as Rydex Advisor Variable Annuity Account. The Account was established on April 15, 1996, as a segregated investment account for individual variable annuity contracts issued by Jefferson National Life Insurance Company, (the "Company") (formerly Conseco Variable Insurance Company prior to its name change effective May 1, 2003) and commenced operations on May 7, 1997. The Account was originally registered as a diversified, open-ended investment company. On November 2, 1998, the Account was reorganized as a unit investment trust pursuant to an Agreement and Plan of Reorganization approved by the contract owners of the Account on October 26, 1998 (the "Reorganization"). On November 2, 1998, the Account transferred its assets into the corresponding portfolios of the Rydex Variable Trust in exchange for shares of the portfolios. The respective interests of the contract owners in the Account immediately after the Reorganization were equal to their interests in the Juno, U.S. Government Money Market, Nova, OTC, Precious Metals, Ursa and the U.S. Government Bond subaccounts immediately before the Reorganization. The Juno subaccount was discontinued on May 1, 2000 but re-established on May 1, 2003.

      The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      From November 2003 to present, the Company has been subject to informal investigations by the New York Attorney General's office and the Securities and Exchange Commission regarding potential market timing and late trading activities. While the Company has cooperated in these investigations, it is impossible to predict their outcome and whether or not the Company will incur any loss, material or otherwise. The Company has not established any loss reserves pending the outcome of these investigations.

      On March 12, 2004, the Company received a Wells notice from the Northeast Regional Office of the Securities and Exchange Commissions, advising the Company that the staff was considering recommending to the Commission that a civil injunctive action be filed against the Company alleging various violations of the Securities Act, the Securities and Exchange Act and the Investment Company Act, as well as aiding and abetting violations of the Investment Advisors Act. The staff orally informed the Company that the action was based on alleged market timing activity that was processed through variable annuity contracts issued by Jefferson National. The New York Attorney General also orally advised the Company that it was considering filing a proceeding under the New York Martin Act based on the same allegations. On March 23, 2004, the Company met with the staff of the SEC and the New York Attorney General to respond to the Wells notice, at which time it presented its views as to why no action was justified again the Company on the facts and law. No decision as to what the respective staffs' recommendation might be was communicated to the Company at that time. The Company is continuing to cooperate with both the SEC staff and the New York Attorney General in their investigations.

      Since November 2, 1998, the Account invests solely in the Rydex Variable Trust (the "Trust"). The Trust is managed by PADCO Advisors II, Inc. ("PADCO"). The following investment funds are currently available:

      Arktos Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Consumer Products Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Financial Services Fund
      Health Care Fund
      Internet Fund
      Juno Fund
      Large Cap Europe Fund
      Large Cap Japan Fund
      Leisure Fund
      Medius Fund
      Mekros Fund
      Nova Fund
      OTC Fund
      Precious Metals Fund
      Real Estate
      Retailing Fund
      Technology Fund
      Telecommunications Fund
      Titan 500 Fund
      Transportation Fund
      U.S. Government Bond Fund
      U.S. Government Money Market Fund
      Ursa Fund
      Utilities Fund
      Velocity 100 Fund

      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

DECEMBER 31, 2003 AND 2002

(2) SUMMARY  OF   SIGNIFICANT   ACCOUNTING   POLICIES   INVESTMENT    VALUATION,
    TRANSACTIONS, AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective funds of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. Prior to November 2, 1998, interest income was accrued on a daily basis. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $501,097,820 and $861,110,368 for the years ended December 31, 2003 and 2002, respectively. The aggregate proceeds from sales of investments in portfolio shares were $509,409,344 and $884,558,671 for the years ended December 31, 2003 and 2002, respectively.

(4) DEDUCTIONS AND EXPENSES

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a total daily charge from the total investments of the Account, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. Effective April 1, 2002, the mortality and expense risk fee was reduced to an effective annual rate of 0.80 percent for the Rydex U.S. Government Money Market fund. The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses. These fees were $609,385 and $878,655 for the years ended December 31, 2003 and 2002, respectively. The administrative expenses were $73,128 and $105,438 for the years ended December 31, 2003 and 2002, respectively.

      The Company provides sales and administrative services to the Account. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. These total fees for the Account were $382,882 and $1,397,501 for the years ended December 31, 2003 and 2002, respectively.

(5) FINANCIAL HIGHLIGHTS

      Beginning in 2001, disclosure of total returns, investment income and expenses ratios became a new requirement.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the next page.

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

DECEMBER 31, 2003 AND 2002

                                                                   JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT
                                                      ==============================================================================
                                                                                 NET ASSETS                   INVESTMENT
                                                       UNITS                     ==========        TOTAL        INCOME       EXPENSE
                                                      (000S)         UNIT VALUE    (000S)          RETURN        RATIO        RATIO
====================================================================================================================================
RYDEX VARIABLE TRUST
   Arktos Fund
     December 31, 2003.......................            60             $ 9.52     $  571          -38.24%        0.70%       1.40%
     December 31, 2002.......................            44              15.42        675           31.98%        1.07%       1.40%
     December 31, 2001.......................           302              11.68      3,532           16.82%        0.00%       1.40%
   Banking Fund
     December 31, 2003.......................            20              12.70        258           29.91%        0.87%       1.40%
     December 31, 2002.......................            23               9.77        228           -2.16%        0.25%       1.40%
     December 31, 2001.......................            28               9.99        282           -0.11%        0.00%       1.40%
   Basic Materials Fund
     December 31, 2003.......................            53              10.70        572           29.64%        0.01%       1.40%
     December 31, 2002.......................             8               8.25         69          -13.96%        0.13%       1.40%
     December 31, 2001.......................            39               9.59        378           -4.07%        0.00%       1.40%
   Biotechnology Fund
     December 31, 2003.......................            69               7.38        508           40.15%        0.00%       1.40%
     December 31, 2002.......................            54               5.27        285          -46.11%        0.00%       1.40%
     December 31, 2001.......................           107               9.78      1,045           -2.24%        0.00%       1.40%
   Consumer Products Fund
     December 31, 2003.......................             7              11.46         84           20.17%        0.08%       1.40%
     December 31, 2002.......................            25               9.54        240           -4.95%        0.02%       1.40%
     December 31, 2001.......................            48              10.03        481            0.33%        0.00%       1.40%
   Electronics Fund
     December 31, 2003.......................           104               6.99        728           67.47%        0.00%       1.40%
     December 31, 2002.......................            25               4.18        105          -48.93%        0.00%       1.40%
     December 31, 2001.......................            84               8.18        683          -18.21%        0.00%       1.40%
   Energy Fund
     December 31, 2003.......................            36               8.65        312           21.31%        0.00%       1.40%
     December 31, 2002.......................            46               7.13        331          -14.71%        0.00%       1.40%
     December 31, 2001.......................            37               8.36        312          -16.39%        0.00%       1.40%
   Energy Services Fund
     December 31, 2003.......................            15               6.51         98            6.91%        0.00%       1.40%
     December 31, 2002.......................            18               6.09        107          -13.35%        0.00%       1.40%
     December 31, 2001.......................            76               7.03        533          -29.70%        0.00%       1.40%
   Financial Services Fund
     December 31, 2003.......................           144              10.08      1,454           27.14%        0.08%       1.40%
     December 31, 2002.......................           131               7.93      1,042          -16.28%        0.00%       1.40%
     December 31, 2001.......................            31               9.47        291           -5.30%        0.00%       1.40%
   Health Care Fund
     December 31, 2003.......................           141               9.37      1,325           27.97%        0.00%       1.40%
     December 31, 2002.......................           118               7.32        865          -22.41%        0.00%       1.40%
     December 31, 2001.......................            53               9.44        498           -5.61%        0.00%       1.40%
   Internet Fund
     December 31, 2003.......................            83               5.66        466           62.12%        0.00%       1.40%
     December 31, 2002.......................            12               3.49         43          -44.13%        0.00%       1.40%
     December 31, 2001.......................            86               6.24        537          -37.55%        0.00%       1.40%
   Juno Fund
     December 31, 2003.......................             5               9.84         46           -1.64%        0.00%       1.40%
     Inception May 1, 2003...................            --               9.99         --             N/A          N/A        1.40%
   Large Cap Europe Fund
     December 31, 2003.......................           154              11.06      1,702           41.10%       49.24%       1.40%
     December 31, 2002.......................            85               7.84        668          -29.35%        0.01%       1.40%
     December 31, 2001.......................             4              11.10         45           10.99%        0.00%       1.40%
   Large Cap Japan Fund
     December 31, 2003.......................            51               9.74        500           35.71%        0.00%       1.40%
     December 31, 2002.......................             7               7.17         50          -17.37%        0.00%       1.40%
     December 31, 2001.......................            25               8.68        213          -13.18%        0.00%       1.40%
   Leisure Fund
     December 31, 2003.......................            25               8.01        201           33.02%        0.00%       1.40%
     December 31, 2002.......................            17               6.02        100          -15.95%        0.00%       1.40%
     December 31, 2001.......................            45               7.17        319          -28.32%        0.00%       1.40%

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

DECEMBER 31, 2003 AND 2002

                                                                   JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT
                                                      ==============================================================================
                                                                                 NET ASSETS                   INVESTMENT
                                                       UNITS                     ==========        TOTAL        INCOME       EXPENSE
                                                      (000S)         UNIT VALUE    (000S)          RETURN        RATIO        RATIO
====================================================================================================================================
RYDEX VARIABLE TRUST (CONTINUED)
   Medius Fund$
     December 31, 2003.......................            11            $ 14.83      $ 168           48.26%        0.00%       1.40%
     Inception May 1, 2003...................            --               9.99         --             N/A          N/A        1.40%
   Mekros Fund
     December 31, 2003.......................            54              15.82        851           57.96%       17.17%       1.40%
     Inception May 1, 2003...................            --              10.01         --             N/A          N/A        1.40%
   Nova Fund
     December 31, 2003.......................         1,057               9.92     10,484           37.26%        0.00%       1.40%
     December 31, 2002.......................           825               7.23      5,963          -36.62%        3.89%       1.40%
     December 31, 2001.......................         1,684              11.41     19,210          -24.64%       11.78%       1.40%
   OTC Fund
     December 31, 2003.......................           698              13.06      9,120           43.40%        0.00%       1.40%
     December 31, 2002.......................           615               9.11      5,600          -39.71%        0.00%       1.40%
     December 31, 2001.......................         1,393              15.10     21,036          -36.08%        0.00%       1.40%
   Precious Metals Fund
     December 31, 2003.......................           117               9.59      1,120           38.95%        0.00%       1.40%
     December 31, 2002.......................           327               6.90      2,256           43.56%        0.00%       1.40%
     December 31, 2001.......................            68               4.81        325           11.43%        0.00%       1.40%
   Real Estate Fund
     December 31, 2003.......................            86              12.51      1,070           24.32%       21.26%       1.40%
     Inception May 1, 2003...................            --              10.06         --             N/A          N/A        1.40%
   Retailing Fund
     December 31, 2003.......................            21              10.44        221           33.40%        0.00%       1.40%
     December 31, 2002.......................            18               7.83        141          -23.00%        0.00%       1.40%
     December 31, 2001.......................            31              10.16        320            1.64%        0.00%       1.40%
   Technology Fund
     December 31, 2003.......................           203               7.04      1,427           59.09%        0.00%       1.40%
     December 31, 2002.......................           165               4.43        730          -39.96%        0.00%       1.40%
     December 31, 2001.......................            52               7.37        386          -26.26%        0.00%       1.40%
   Telecommunications Fund
     December 31, 2003.......................            14               7.01         95           31.83%        0.00%       1.40%
     December 31, 2002.......................             5               5.32         26          -40.47%        0.00%       1.40%
     December 31, 2001.......................            15               8.94        133          -10.60%        0.00%       1.40%
   Titan 500 Fund
     December 31, 2003.......................            77              14.54      1,122           45.12%        0.00%       1.40%
     Inception May 1, 2003...................            --              10.02         --             N/A          N/A        1.40%
   Transportation Fund
     December 31, 2003.......................             6              10.01         62           18.84%        0.00%       1.40%
     December 31, 2002.......................             6               8.42         49          -12.91%        0.00%       1.40%
     December 31, 2001.......................            19               9.67        183           -3.32%        0.00%       1.40%
   U.S. Government Bond Fund
     December 31, 2003.......................            92              14.00      1,288           -2.00%        3.27%       1.40%
     December 31, 2002.......................           160              14.28      2,287           16.97%        3.63%       1.40%
     December 31, 2001.......................           328              12.21      4,005           -1.31%        3.24%       1.40%
   U.S. Government Money Market Fund
     December 31, 2003.......................         1,465              11.24     16,472           -0.66%        0.01%       0.80%
     December 31, 2002.......................         3,304              11.32     37,389           -0.37%        0.46%       0.80%
     December 31, 2001.......................         3,405              11.36     38,681            1.34%        2.74%       1.40%
   Ursa Fund
     December 31, 2003.......................            95               6.17        588          -24.71%        0.00%       1.40%
     December 31, 2002.......................           555               8.19      4,546           19.95%        1.54%       1.40%
     December 31, 2001.......................         1,256               6.83      8,580           13.40%        5.18%       1.40%
   Utilities Fund
     December 31, 2003.......................            38               5.92        224           23.66%        1.62%       1.40%
     December 31, 2002.......................           142               4.78        680          -33.77%        0.01%       1.40%
     December 31, 2001.......................            99               7.22        714          -27.76%        0.00%       1.40%
   Velocity 100 Fund
     December 31, 2003.......................           454              16.25      7,374           60.51%       67.79%       1.40%
     Inception May 1, 2003...................            --              10.12         --             N/A          N/A        1.40%

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2003, were as follows:

===================================================================================================================================
                                                                                        BASIC                            CONSUMER
                                                   ARKTOS            BANKING          MATERIALS      BIOTECHNOLOGY       PRODUCTS
                                              ==============     ==============     ==============  ==============   ==============
Number of units, beginning of year .........       43,773.4           23,344.9            8,403.9        54,009.5          25,203.4
Units purchased ............................    4,797,057.7           33,479.8           69,369.7       775,227.6          14,105.7
Units redeemed .............................   (4,780,890.4)         (36,521.6)         (24,300.6)     (760,393.9)        (31,966.1)
-----------------------------------------------------------------------------------------------------------------------------------
   Number of units, end of year ............       59,940.7           20,303.1           53,473.0        68,843.2           7,343.0
===================================================================================================================================

===================================================================================================================================
                                                  LARGE CAP
                                                    JAPAN             LEISURE           MEDIUS(A)       MEKROS(A)         NOVA
                                              ==============     ==============     ==============  ==============   ==============
Number of units, beginning of year .........        6,974.1           16,620.7                 --              --         824,961.7
Units purchased ............................      627,062.1           31,582.9          243,937.1       564,911.4      15,217,721.9
Units redeemed .............................     (582,667.5)         (23,137.8)        (232,612.2)     (511,115.1)    (14,986,068.8)
-----------------------------------------------------------------------------------------------------------------------------------
   Number of units, end of year ............       51,368.7           25,065.8           11,324.9        53,796.3       1,056,614.8
===================================================================================================================================

===================================================================================================================================
                                                    U.S.              U.S.
                                                 GOVERNMENT        GOVERNMENT
                                                    BOND          MONEY MARKET          URSA           UTILITIES     VELOCITY 100(A)
                                              ==============     ==============     ==============  ==============   ==============
Number of units, beginning of year .........      160,105.9        3,303,766.5          554,814.3       142,148.2               0.0
Units purchased ............................      705,734.0       21,964,161.1       10,714,072.1       380,905.5       1,451,129.3
Units redeemed .............................     (773,815.3)     (23,802,752.9)     (11,173,581.2)     (485,204.3)       (997,389.6)
-----------------------------------------------------------------------------------------------------------------------------------
   Number of units, end of year ............       92,024.6        1,465,174.7           95,305.2        37,849.4         453,739.7
===================================================================================================================================

(a)   For the period 5/1/03 (inception of fund) through 12/31/03.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                      ENERGY          FINANCIAL         HEALTH                                           LARGE CAP
 ELECTRONICS         ENERGY          SERVICES         SERVICES           CARE           INTERNET          JUNO(A)          EUROPE
=============    =============    =============    =============    =============    =============    =============    ============
    25,246.4         46,428.6         17,513.9        131,479.4        118,091.6         12,167.7               --         85,248.2
   328,549.7        117,766.3         58,277.2        300,134.1        423,658.7        141,767.2        281,820.6        689,413.8
  (249,656.2)      (128,172.0)       (60,781.8)      (287,336.2)      (400,377.0)       (71,488.2)      (277,116.4)      (620,782.8)
-----------------------------------------------------------------------------------------------------------------------------------
   104,139.9         36,022.9         15,009.3        144,277.3        141,373.3         82,446.7          4,704.2        153,879.2
===================================================================================================================================

===================================================================================================================================
                    PRECIOUS                                                             TEL-                               TRANS-
     OTC             METALS       REAL ESTATE(A)     RETAILING        TECHNOLOGY    COMMUNICATIONS    TITAN 500(A)        PORTATION
=============    =============    =============    =============    =============   ==============    =============    ============
   614,981.0        326,984.5               --         17,947.7        164,880.6          4,793.3               --          5,804.1
 5,873,996.6        763,452.1         88,764.3        171,576.1        756,630.0        825,644.7      1,458,489.3         38,712.5
(5,790,562.1)      (973,559.1)        (3,226.1)      (168,389.9)      (718,940.7)      (816,920.6)    (1,381,266.5)       (38,355.8)
-----------------------------------------------------------------------------------------------------------------------------------
   698,415.5        116,877.5         85,538.2         21,133.9        202,569.9         13,517.4         77,222.8          6,160.8
===================================================================================================================================

=================
     COMBINED
       TOTAL
=================

    6,735,693.5
   69,909,111.1
  (71,189,348.7)
-----------------
    5,455,455.9
=================

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2002, were as follows:

===================================================================================================================================
                                                                                         BASIC                           CONSUMER
                                                   ARKTOS            BANKING           MATERIALS     BIOTECHNOLOGY       PRODUCTS
                                              ==============     ==============     ==============  ==============   ==============
Number of units, beginning of year .........      302,327.6           28,224.6           39,394.7       106,864.4          47,940.8
Units purchased ............................    5,202,967.2          111,787.6          272,828.1       765,476.6         206,211.9
Units redeemed .............................   (5,461,521.4)        (116,667.3)        (303,818.9)     (818,331.5)       (228,949.3)
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ...............       43,773.4           23,344.9            8,403.9        54,009.5          25,203.4
===================================================================================================================================

===================================================================================================================================
                                                                                                       PRECIOUS
                                                   LEISURE            NOVA                OTC           METALS           RETAILING
                                              ==============     ==============     ==============  ==============   ==============
Number of units, beginning of year .........       44,523.0        1,684,288.6        1,392,948.0        67,658.0          31,460.1
Units purchased ............................      257,082.4       32,622,736.9        9,481,870.5     3,129,932.5         355,745.6
Units redeemed .............................     (284,984.7)     (33,482,063.8)     (10,259,837.5)   (2,870,606.0)       (369,258.0)
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ...............       16,620.7          824,961.7          614,981.0       326,984.5          17,947.7
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                      ENERGY         FINANCIAL          HEALTH                          LARGE CAP        LARGE CAP
 ELECTRONICS         ENERGY          SERVICES        SERVICES            CARE           INTERNET          EUROPE            JAPAN
=============    =============    =============    =============    =============    =============    =============    ============
    83,468.2         37,293.6         75,756.6         30,699.3         52,811.0         85,972.0          4,102.3         24,538.7
   563,296.2        230,101.9        415,644.2        590,568.5        464,645.8        174,668.8        475,131.9        635,599.6
  (621,518.0)      (220,966.9)      (473,886.9)      (489,788.4)      (399,365.2)      (248,473.1)      (393,986.0)      (653,164.2)
-----------------------------------------------------------------------------------------------------------------------------------
    25,246.4         46,428.6         17,513.9        131,479.4        118,091.6         12,167.7         85,248.2          6,974.1
===================================================================================================================================

===================================================================================================================================
                                                        U.S.            U.S.
                    TELE-                           GOVERNMENT       GOVERNMENT                                         COMBINED
  TECHNOLOGY   COMMUNICATIONS    TRANSPORTATION         BOND        MONEY MARKET         URSA           UTILITIES         TOTAL
=============  ===============   ==============    =============    =============   ==============    =============  ==============
    52,293.7         14,931.1         18,920.8        327,975.6      3,405,317.3      1,256,060.4         98,812.4      9,314,582.8
   783,914.5        502,446.8        179,653.8      1,964,048.3     36,542,769.9     27,460,756.1      2,418,812.5    125,808,698.1
  (671,327.6)      (512,584.6)      (192,770.5)    (2,131,918.0)   (36,644,320.7)   (28,162,002.2)    (2,375,476.7)  (128,387,587.4)
-----------------------------------------------------------------------------------------------------------------------------------
   164,880.6          4,793.3          5,804.1        160,105.9      3,303,766.5        554,814.3        142,148.2      6,735,693.5
===================================================================================================================================

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Advisor Variable Annuity Account ("Variable Account") (comprising, respectively, the Rydex Variable Trust Arktos Fund, Rydex Variable Trust Banking Fund, Rydex Variable Trust Basic Materials Fund, Rydex Variable Trust Biotechnology Fund, Rydex Variable Trust Consumer Products Fund, Rydex Variable Trust Electronics Fund, Rydex Variable Trust Energy Fund, Rydex Variable Trust Energy Services Fund, Rydex Variable Trust Financial Services Fund, Rydex Variable Trust Health Care Fund, Rydex Variable Trust Internet Fund, Rydex Variable Trust Juno Fund, Rydex Variable Trust Large Cap Europe Fund,
Rydex  Variable  Trust Large Cap Japan Fund,  Rydex Variable Trust Leisure Fund,
Rydex Variable Trust Medius Fund, Rydex Variable Trust Mekros Fund, Rydex Variable Trust Nova Fund, Rydex Variable Trust OTC Fund, Rydex Variable Trust Precious Metals Fund, Rydex Variable Trust Real Estate Fund, Variable Trust Retailing Fund, Variable Trust Technology Fund, Variable Trust
Telecommunications Fund, Variable Trust Titan 500 Fund, Variable Trust Transportation Fund, Variable Trust U.S. Government Bond Fund, Variable Trust U.S. Government Money Market Fund, Variable Trust Ursa Fund, Variable Trust Utilities Fund and, Variable Trust Velocity 100 Fund) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Jefferson National Life Advisor Variable Annuity
Account at December 31, 2003, and the results of their operations and the changes in their net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, NY
April 1, 2004

JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Equity Sales, Inc.

INDEPENDENT AUDITORS

Ernst & Young LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

        (a)    Financial Statements

        The following financial statements are included in Part B of the Registration Statement:

        The financial statements of Jefferson National Life Insurance Company at December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003.

        The financial statements of Jefferson National Life Advisor Variable Annuity Account at December 31, 2003 and for each of the two years in the period ended December 31, 2003.

        (b)    Exhibits

        JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ACCOUNT

        (1)  (a)        Resolution of Board of Directors of the Company authorizing the        (2)
                        establishment of the Separate Account.

             (b)        Resolution Changing the Name of the Separate Account                   (1)

        (2)             Not Applicable.

        (3)  (a)  (i)   Form of Principal Underwriter's Agreement of the Company on            (1)
                        behalf of the Separate Account and Inviva Securities
                        Corporation.

                  (ii)  Form of Amendment to Principal Underwriter's Agreement                 (1)

             (b)        Form of Selling Agreement                                              (1)

        (4)  (a)        Form of Individual Contract (22-4058)                                  (1)

             (b)        Form of Death Benefit Rider                                            (1)

        (5)             Form of Application for Individual Annuity Contract. (22-8079)         (1)

        (6)  (a)        Amended and Restated Articles of Incorporation of Conseco Variable     (1)
                        Insurance Company.

             (b)        Amended and Restated By-Laws of the Company.                           (1)

        (7)             Not Applicable.

        (8)  (a)        Form of Participation Agreement dated March 24, 2000 by and among      (3)
                        Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO
                        Financial Services, Inc.

             (b)        Form of Amendment dated April 13, 2004 to the Form of Participation    (1)
                        Agreement dated March 24, 2000 by and among Conseco Variable
                        Insurance Company, RYDEX Variable Trust and PADCO Financial
                        Services, Inc.

        (9)             Opinion and Consent of Counsel.                                        (1)

        (10)            Opinion and Consent of Outside Auditors.                               (1)

        (11)            Financial Statements omitted from Item 23 above.                       N/A

        (12)            Initial Capitalization Agreement.                                      N/A

        (13)            Powers of Attorney.                                                    (1)

        (1)  Filed herewith.

        (2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Advisor Variable Annuity Account (File Nos. 333-03093 and 811-07615) filed electronically on Form N-4 on May 2, 1996 (Accession Number 0001047469-03-016083).

        (3) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

    ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

     NAME                                              POSITIONS AND OFFICES WITH DEPOSITOR
     ----                             ----------------------------------------------------------------------
     David A Smilow                   Director, Chairman of the Board and Chief Executive Officer
     Tracey Hecht Smilow              Director and Vice Chairman of the Board
     Shane W. Gleeson (1)             Director and President
     Timothy D. Rogers                Chief Financial Officer
     Craig A. Hawley (1)              General Counsel and Secretary
     Todd P. Solash                   Director - Risk Management
     Mary C. Kaczmarek                Director--Strategic Finances
     Christopher J. Tosney (1)        Director--Administration
     John G. Smith (1)                Director--Information Technology
     William J. Findlay               Controller
     Martha E. Reesor (1)             Chief Underwriter
     Gary Thomas (1)                  Chief Actuary
     Eric J. Solash                   Treasurer
     Gregory B. Goulding              Chief Corporate Actuary
     Simon L. Walsh                   Director - Marketing
     Daniel P. Anderson               Director - Business Development
     Patrick D. Ferrer                Director - National Sales
     Dean C. Kehler (2)               Director
     Thomas W. Leaton (3)             Director

     (1) The business address of this director is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.
     (2) The business address of this director is 425 Lexington Avenue, New York 10017.
     (3) The business address of this director is 305 Roosevelt Ct NE, Vienna, VA 22180.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

-----------------------------
David Smilow and Tracey Hecht
Smilow and Family Members
-----------------------------
          |
          |  100%
-----------------------------             -----------------------------
Inviva, L.L.C. (CA)                       Inviva, Inc. Management and
                                          Employees
-----------------------------             -----------------------------
          |                                               |
          | 84%                                           | 16%
-----------------------------------------------------------------------
                        Inviva, Inc. (DE)
-----------------------------------------------------------------------
                                   |
                                   |
          -------------------------------------------------
          |                        |                      |
     100% |                        | 100%                 | 100%
---------------------    ---------------------    ---------------------
Lifco Holding            Inviva Securities        JNF Holding
Company, Inc. (DE)       Corporatiion (DE)        Company, Inc. (DE)
---------------------    ---------------------    ---------------------
          |                                               |
     100% |                                         100%  |
---------------------------------     ---------------------------------
The American Life Insurance           Jefferson National Life Insurance
Company of New York (NY)              Company (TX)
---------------------------------     ---------------------------------

Inviva, LLC a California limited liability company, controls approximately 84% of the voting interests in Inviva, Inc. David Smilow and Tracey Hecht Smilow, directly and/or indirectly, control Inviva, Inc., a Delaware corporation.

The American Life Insurance Company of New York, a New York insurance company, is a wholly-owned subsidiary of Lifco Holdings, Inc., a Delaware corporation, which in turn is a wholly owned subsidiary of Inviva, Inc.

Jefferson National Life Insurance Company, a Texas insurance company, is a wholly-owned subsidiary of JNF Holding Company, Inc., a Delaware corporation, which in turn is a wholly owned subsidiary of Inviva, Inc.

Inviva Securities Corporation, a Delaware corporation that acts as a distributor for certain contracts of The American Life Insurance Company of New York and Jefferson National Life Insurance Company, is a wholly-owned subsidiary of Inviva, Inc.

ITEM 27.       NUMBER OF CONTRACT OWNERS

     As of March 23, 2004, the number of The Advisor contracts funded by Jefferson National Life Advisor Variable Annuity Account was 1,182 of which 488 were qualified contracts and 694 were non-qualified contracts.

ITEM 28.       INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.       PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

     Jefferson National Life Annuity Account C
     Jefferson National Life Annuity Account E
     Jefferson National Life Annuity Account F
     Jefferson National Life Annuity Account G
     Jefferson National Life Annuity Account H
     Jefferson National Life Annuity Account I
     Jefferson National Life Annuity Account J
     Jefferson National Life Annuity Account K
     Jefferson National Life Separate Account L
     Jefferson National Life Annuity Account M
     Jefferson National Life Annuity Account N
     Jefferson National Life Annuity Account O
     The American Separate Account 5

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

            NAME                                             POSITIONS AND OFFICES
          ----------                             -----------------------------------------------
          Craig A. Hawley                        President, General Counsel and Secretary
          Shane W. Gleeson                       Director
          Robert B. Jefferson*                   Director*
          Edward J. O'Brien, IV                  Chief Financial Officer
          Margaret A. Cullem-Fiore               Vice President and Compliance Officer

     * The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

(c)  ISC retains no compensation or commissions from the registrant.

                                                                 COMPENSATION
                                                                      ON
                                          NET UNDERWRITING        REDEMPTION
               NAME OF PRINCIPAL            DISCOUNTS AND             OR           BROKERAGE
                  UNDERWRITER                COMMISSIONS         ANNUITIZATION    COMMISSIONS     COMPENSATION
          ---------------------------- ----------------------- ---------------- --------------- ----------------
          Inviva Securities                     None                 None             None            None
          Corporation

ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

     Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31.       MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.       UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.       REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

     (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it has caused this Post-Effective Amendment Nos. 18 and 19 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 30th day of April, 2004.

                       JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT (Registrant)

                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                       (Depositor)

                       By:  /s/ David A. Smilow
                            --------------------------------------------
                            Name:   David A. Smilow
                            Title:  CHAIRMAN OF THE BOARD AND CHIEF
                                    EXECUTIVE OFFICER

                               POWERS OF ATTORNEY

     BE IT KNOWN TO ALL PERSONS, that the individuals who have signed below constitute and appoint CRAIG A. HAWLEY and MARGARET A. CULLEM-FIORE or each of them individually, as his true and lawful attorneys-in fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including pre- and post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of the foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws;
(iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

           SIGNATURE                                  TITLE                                       DATE
          -----------                               ---------
/s/ David A. Smilow                  Chairman of the Board and Chief Executive Officer           4/30/04
----------------------------------                                                              ----------
Name: David Smilow

/s/ Tracey Hecht Smilow              Vice Chairman of the Board                                  4/30/04
----------------------------------                                                              ----------
Name: Tracey Hecht Smilow

/s/ Shane W. Gleeson                 President                                                   4/30/04
----------------------------------                                                              ----------
Name: Shane W. Gleeson

/s/ Timothy D. Rogers                Chief Financial Officer                                     4/30/04
----------------------------------                                                              ----------
Name: Timothy D. Rogers

/s/ William J. Findlay               Controller                                                  4/30/04
----------------------------------                                                              ----------
Name: William J. Findlay

/s/ Dean C. Kehler                   Director                                                    4/30/04
----------------------------------                                                              ----------
Name: Dean C. Kehler

/s/ Thomas W. Leaton                 Director                                                    4/30/04
----------------------------------                                                              ----------
Name: Thomas Leaton

                             EXHIBIT INDEX

        (4)  (a)        Form of Individual Contract (22-4058)

             (b)        Form of Death Benefit Rider

        (5)             Form of Application for Individual Annuity Contract. (22-8079)

        (9)             Opinion and Consent of Counsel.

        (10)            Opinion and Consent of Outside Auditors.

        (1)  (b)        Resolution Changing the Name of the Separate Account

        (3)  (a)  (i)   Form of Principal Underwriter's Agreement of the Company on
                        behalf of the Separate Account and Inviva Securities
                        Corporation.

                  (ii)  Form of Amendment to Principal Underwriter's Agreement

             (b)        Form of Selling Agreement

        (6)  (a)        Amended and Restated Articles of Incorporation of Conseco Variable
                        Insurance Company.

             (b)        Amended and Restated By-Laws of the Company.

        (8)  (b)        Form of Amendment dated April 13, 2004 to the Form of Participation
                        Agreement dated March 24, 2000 by and among Conseco Variable
                        Insurance Company, RYDEX Variable Trust and PADCO Financial
                        Services, Inc.

        (13)            Powers of Attorney--on Signature page.